J.P. Morgan Mortgage Trust 2026-ACES1 ABS-15G

Exhibit 99.1

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD PARTY DUE DILIGENCE SERVICES FOR ASSET-BACKED SECURITIES

Item 1: Identity of the person providing third party due diligence services

Legal Name:	AMC Diligence, LLC

Business Name (if Different):

Principal Business Address:	150 East 52nd Street, Suite 4002, New York, NY 10022

Item 2: Identity of the person who paid the person to provide due diligence services

Legal Name:	JPMorgan Chase Bank, National Association

Business Name (if Different):

Principal Business Address:	270 Park Avenue, 4th Floor, New York, NY 10017

Item 3: Credit rating criteria

Identity of NRSRO	Title and Date of Criteria
DBRS, Inc.	Third-Party Due-Diligence and Representations & Warranties Criteria for U.S. RMBS Transactions dated September 30, 2024
Fitch Ratings, Inc.	U.S. RMBS Rating Criteria, October 1, 2025
Kroll Bond Rating Agency, LLC	U.S. RMBS Rating Methodology, December 7, 2023
S&P Global Ratings	Global Methodology And Assumptions: Assessing Pools Of Residential Loans--U.S. And Canada Supplement, Feb 21, 2025

Item 4: Description of the due diligence performed

See attached.

Item 5: Summary of findings and conclusions of review

See attached.

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CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1:	AMC Diligence, LLC

By:	Tim Van Houtte

Signature:	/s/ Tim Van Houtte

Date:	February 12, 2026

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Item 4: Description of the due diligence performed

(1) Type of assets that were reviewed.

AMC Diligence, LLC (“AMC”) performed certain due diligence services described below on non-conforming closed-end second lien residential mortgages acquired from Capital One. The review was conducted on behalf of JPMorgan Chase Bank, National Association (“Client”) during December 2025 via files imaged and provided by JPMorgan Chase Bank, National Association for review (the “Review”).

The loans in the Review carried origination dates between October 2013 and August 2025.

(2) Sample size of the assets reviewed.

Other than the Credit and the Valuation Review, as noted below, the Review was conducted on four thousand eight hundred sixty-two (4,862) loans selected by the Client with an aggregate original principal balance of approximately $382.617 million. The Credit and the Valuation Review was only performed on four thousand eight hundred fifty (4,850) mortgage loans due to the loan seasoning. The Review did not cover 100% of the loans in the securitization population; however, the Review did cover the entire portion of the securitization population reviewed by AMC.

(3) Determination of the sample size and computation.

AMC is not aware of the overall sample size for the securitization as the Review only covered the portion of the loans in the securitization reviewed by AMC.

(4) Quality or integrity of information or data about the assets: review and methodology.

AMC compared data fields on the bid tape provided by Client to the data found in the actual file as captured by AMC. This comparison, when data was available, included the following data fields:

Amortization Term	Investor: Qualifying Total Debt Ratio	Original Interest Rate	Original Term	State
City	Maturity Date	Original Loan Amount	Originator Application Date	Street
Contract Sales Price	Note Date	Original LTV	Property Type	Zip
First Payment Date	Original CLTV	Original P&I	Representative FICO

Additionally, AMC verified (i) listed borrowers signed documents requiring signature, (ii) borrowers signing documents were eighteen (18) years or older at the time of the mortgage loan origination, (iii) that all riders required by the terms of the mortgage and mortgage note were attached to the respective document, (iv) that social security numbers across documents were consistent, and (v) debt-to-income ratio (“DTI(s)”), and/or loan-to-value ratios (“LTV(s)”) used in the assessment of conformity guidelines.

(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.

AMC reviewed asset origination to determine conformity to the stated underwriting or credit extension guidelines, standards, criteria or other requirements, including, as applicable, the Ability to Repay and Qualified Mortgage requirements described below, that were provided to AMC and/or as directed by Client. When applicable, a review of the mortgage loan file to the Automated Underwriting System output within the file was also performed.

CREDIT REVIEW (4,850 Mortgage Loans)

Credit Application: For the Credit Application, AMC verified that the application: (i) was signed by all listed borrowers, (ii) was substantially filled out, (iii) contained all known borrower-owned properties on the Real Estate Owned section 2, and (iv) included the borrower’s employment history.

Credit Report: AMC’s review included confirming that a credit report, that met guideline requirements, was present for each borrower and that such borrower’s credit profile adhered to guidelines. In order to make this determination, AMC: (i) captured the monthly consumer debt payments for use in relevant calculations, (ii) noted and researched the Real Estate Owned and fraud alerts, (iii) gathered liabilities listed on the credit report to be included in the debt to income ratio as appropriate, and (iv) gathered data required for the ASF tape submission including (a) the most recent FICO (scores from

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Equifax, Experian, and Transunion if available), (b) the most recent FICO date, (c) the longest trade line, (d) the maximum trade line, (e) the number of trade lines, and (f) the credit usage ratio.

Employment and Income: AMC determined whether applicable supporting employment and income documentation required by the guidelines, and as applicable Appendix Q or ATR, was present in the mortgage loan file and where possible, wasn’t fraudulent. This documentation was used to verify whether the income used to qualify the mortgage loan was calculated in accordance with guidelines and may have included items such as: (i) verbal or written verification of employment, (ii) pay stubs, (iii) W-2 forms, (iv) tax returns, (v) financial statements, and (vi) IRS tax transcripts.

Asset Review: AMC assessed whether the asset documentation required by the guidelines, and as applicable, Appendix Q or ATR, was present in the mortgage loan file. Utilizing this documentation, AMC completed a review of the reserve calculation and any large deposits. Documentation verifying assets for down payment, closing costs, prepaid items and reserves may have included: (i) verification-of-deposit (“VOD(s)”), (ii) depository account statements, (iii) stock or security account statements, (iv) gift funds, (v) escrow or earnest money deposits, and (vi) settlement statements or other evidence of conveyance and transfer of funds (if a sale of assets was involved).

Hazard/Flood Insurance/Taxes: A review of the insurance present on the mortgage loan was also performed by AMC. During the course of this review, AMC (i) verified that the hazard insurance met the minimum required amount of coverage in the guidelines, (ii) confirmed that the mortgage clause listed the lender’s name and “its successors and assigns,”, (iii) confirmed that the premium amount on both the hazard and flood insurance matched what was used in the debt-to-income (“DTI”) calculations, (iv) reviewed the tax certificate to verify and compare monthly escrows used to calculate DTI matched and that taxes were current, (v) confirmed that the flood certification was for the correct borrower, property, lender and mortgage loan number and was a “Life of Loan” certification, and (vi) completed other property specific items including (a) for condominium properties, confirming that the blanket policy met the minimum amount of coverage in the guidelines and (b) for properties in a flood zone per the flood certification, confirming that flood insurance met guideline requirements and met the minimum required amount of coverage in the guidelines.

DU/LP/Zippy Review

When a DU/LP/Zippy form is provided, AMC (i) confirmed and captured recommendations and (ii) verified that (a) red flags listed on the DU/LP/Zippy were addressed by the underwriter, (b) listed credit conditions were cleared by the underwriter, and (c) the final DU/LP/Zippy in the file contained data that matched the data gathered from documents in the file. All mortgage loans are manually underwritten with documentation requirements determined by Client guidelines and the AUS findings.

Occupancy Review: AMC confirmed the property occupancy is consistent with the mortgage loan approval and borrowers’ application disclosure based solely on information contained in the mortgage loan file and any fraud report obtained in connection with the mortgage loan.

Guideline Review: During the course of the review, AMC confirmed the mortgage loan was originated in accordance with required guidelines by reviewing conformity of mortgage loan, transaction type, and borrower characteristics to stated guidelines. Mortgage characteristics examined included (i) DTI of the borrower, (ii) the LTV/TLTV/HTLTV, (iii) the credit score for each borrower, (iv) asset reserves of the borrower, (v) property type, (vi) property usage, and (vii) other property specific items including (a) for condominium or cooperative properties, assessing whether the condominium or cooperative project adheres to required guidelines.

Fraud Review: AMC reviewed fraud report results in each mortgage loan file, to the extent present, in conjunction with source documents found in the mortgage loan file to assess the likelihood of any misrepresentations associated with the origination of the mortgage loan. If the mortgage loan file did not contain a fraud report and the counterparty did not produce one, AMC conditioned the mortgage loan for the missing fraud report product.

If a report was present, AMC reviewed the report for (i) any name variations for the borrowers, (ii) any social security number variations for the borrowers, (iii) any potential occupancy issues based on the borrower’s address history, (iv) any noted employment issues, and (v) any additional consumers associated with the borrower’s profile. If any findings were noted, AMC confirmed that such findings and/or variations were addressed by the originator in the origination of the asset or that such red flag issues were fully addressed via mortgage loan documentation provided.

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Title Review: AMC’s review included a verification of whether the appropriate vestee was on the title documentation (if a purchase, the seller; if a refinance, the borrower) and that the title commitment addressed issues such as assessments; covenants, conditions and restrictions; access problems; vicinity of property to military airports; prior leases; court orders/divorce decrees; public probate issues; foreclosures; bankruptcies; judgment liens; state and federal tax liens; environmental liens, and oil/gas leases.

Additional Review of Mortgage Loan File: AMC reviewed the closing documents to ensure that the mortgage loan file information is complete, accurate, and contains consistent documentation. Included in this portion of the review are items such as reviewing for (i) evidence of primary mortgage insurance, (ii) if the property is located in an area that was listed as a FEMA disaster zone classified as IA (Individual Assistance) or IH (Individual and Household Assistance) post origination.

VALUATION REVIEW (4,850 Mortgage Loans)

SAMC’s review included a review of the valuation materials utilized during the origination of the loan and in confirming the value of the underlying property. AMC’s review included verifying the appraisal report was (i) on the appropriate GSE form, (ii) materially complete, (iii) in conformity with the guideline requirements for the property type in question, (iv) completed by an appraiser that was actively licensed to perform the valuation, (v) completed such that the named client on the appraisal report is the lender or a related entity that is permitted to engage the lender per Title XI of FIRREA, (vi) made and signed prior to the final approval of the mortgage loan application, (vii) completed and dated within the guidelines restrictions, (vii) made on an “as is” basis or provides satisfactory evidence of completion of all material conditions including all inspections, licenses, and certificates (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

With regard to the use of comparable properties, AMC’s review will (i) review the relative comparable data (gross and net adjustments, sale dates and distance from subject property) and ensure that such comparable properties are within standard appraisal guidelines; (ii) confirm the property value and square footage of the subject property was bracketed by comparable properties, (iii) verify that comparable properties used are similar in size, style, and location to the subject, and (iv) check for the reasonableness of adjustments when reconciling value between the subject property and comparable properties.

Other aspects of AMC’s review include (i) verifying that the address matched the mortgage note, (ii) noting whether the property zip code was declared a FEMA disaster area classified as IA (Individual Assistance) or IH (Individual and Household Assistance) after the valuation date and notifying the Client of same, (iii) confirming the appraisal report does not include any apparent environmental problems, (iv) confirming the appraisal notes the current use of the property is legal or legal non-conforming (grandfathered), (v) reviewing pictures to ensure (a) that the property is in average or better condition and any repairs are noted where required and (b) that the subject property is the one for which the valuation was ordered and that there are no negative external factors; and (vi) confirming that the value product that was used as part of the origination decision conforms with rating agency requirements.

If more than one valuation was provided, SitusAMC will confirm consistency among the valuation products. If there are discrepancies that could not be resolved, SitusAMC will create an exception and work with the client on the next steps, which may include ordering of additional valuation products such as AVM’s, collateral desktop analyses, broker’s price opinions, and full appraisals. If the property valuation products included in AMC’s review result in a variance of more than 10%, then the client will be notified of such variance.

Notwithstanding the enumerated review scope referenced above, SitusAMC continues to work with the Rating Agencies and industry associations like SFA to identify alternative scopes that may be available for client consideration and utilization in the future.

(6) Value of collateral securing the assets: review and methodology.

AMC’s review included a review of the valuation materials utilized during the origination of the loan and in confirming the value of the underlying property. AMC’s review included verifying the appraisal report was (i) on the appropriate GSE form, (ii) materially complete, (iii) in conformity with the guideline requirements for the property type in question, (iv) completed by an appraiser that was actively licensed to perform the valuation, (v) completed such that the named client on the appraisal report is the lender or a related entity that is permitted to engage the lender per Title XI of FIRREA, (vi) made and signed prior to the final approval of the mortgage loan application, (vii) completed and dated within the

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guidelines restrictions, (vii) made on an “as is” basis or provides satisfactory evidence of completion of all material conditions including all inspections, licenses, and certificates (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

With regard to the use of comparable properties, AMC’s review (i) captured the relative comparable data (gross and net adjustments, sale dates and distance from subject property) and ensured that such comparable properties are within standard appraisal guidelines; (ii) confirmed the property value and square footage of the subject property was bracketed by comparable properties, (iii) verified that comparable properties used are similar in size, style, and location to the subject, and (iv) checked for the reasonableness of adjustments when reconciling value between the subject property and comparable properties.

Other aspects of AMC’s review included (i) verifying that the address matched the mortgage note, (ii) verifying that the appraisal  and the policies and procedures with regard to appraisal, including the appropriate level of review, when originating the mortgage loan, were followed, (iii) noting whether the property zip code was declared a FEMA disaster area after the valuation date and notifying Client of same, (iv) confirming the appraisal report does not include any apparent environmental problems, (v) confirming the appraisal notes the current use of the property is legal or legal non-conforming (grandfathered), (vi) reviewing pictures to ensure (a) that the property is in average or better condition and any repairs are noted where required and (b) that the subject property is the one for which the valuation was ordered and that there are no negative external factors; and (vii) confirming that the value product that was used as part of the origination decision was directly accessible to AMC or if it was not directly accessible that another valuation product that was directly accessible to AMC was ordered in accordance with the Client’s specific valuation waterfall process.

If more than one valuation was provided, AMC confirmed consistency among the valuation products and if there were discrepancies that could not be resolved, AMC created an exception and worked with the Client on the next steps which may include the ordering of additional valuation products such as collateral desktop analyses, broker’s price opinions, and full appraisals. If the property valuation products included in AMC’s review resulted in a variance of more than 10% then the Client was notified of such variance and a second independent valuation product was ordered.

AMC also considered processes that included Fannie Mae’s Collateral Underwriter (CU) or Freddie Mac Loan Collateral Advisor (LCA) on one-unit single-family homes and condos for GSE eligible loans. No additional property value due diligence was completed in cases where CU/LCA indicated that appraisal risk was consistent with the respective GSE’s day one RW&E relief. Freddie Mac’s Home Value Explorer (HVE) was also considered an acceptable secondary valuation product for GSE-related transactions. If the CU/LCA risk score was ineligible for GSE RW&E relief, then AMC compared a third valuation product (such as a field review) to the original appraisal.

(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

COMPLIANCE REVIEW – LIMITED SCOPE (4,850 Mortgage Loans)

Please be advised that SitusAMC will not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated below. There can be no assurance that the Review will uncover all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulations and the original appraisals relating to the mortgaged properties or will uncover all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by SitusAMC are dependent upon receipt of complete and accurate data regarding the mortgage loans from mortgage loan originators and other third parties upon which SitusAMC is relying in reaching such findings.

Please be further advised that SitusAMC does not employ personnel who are licensed to practice law in the various jurisdictions covered in the Review, and the findings set forth in any report prepared by SitusAMC does not constitute legal advice or legal opinions whatsoever. The findings are recommendations or conclusions based on information provided to SitusAMC. Information contained in any SitusAMC report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or

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other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged SitusAMC to prepare its reports pursuant to its instructions and guidelines. The Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by SitusAMC are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. SitusAMC does not make any representation or warranty as to the value of any mortgage loan or mortgage loan’s collateral that has been reviewed by SitusAMC.

SitusAMC will review each residential mortgage loan to determine, as applicable, and to the extent possible and subject to the caveats below, whether the mortgage loan complies with each of the laws, rules and regulations specified below, in each case as the same may be amended, supplemented, replaced or otherwise modified from time to time pursuant to applicable law. With regard to TILA-RESPA Integrated Disclosure (“TRID”) testing, the compliance review is limited to the specific components enumerated below with the testing of those components in accordance with the SFA TRID Compliance Review Scope (“TRID Grid”), published by the Structured Finance Association (“SFA”). All other TRID testing, including other components of the TRID Grid, that are not explicitly enumerated below are considered outside of scope for purposes of this review.

(I) Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:

a)	Rescission (§1026.23; §1026.15):

i)	failure to provide the right of rescission notice;

ii)	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);

iii)	failure to provide the correct form of right of rescission notice;

iv)	failure to provide the three (3) specific business day rescission period;

v)	missing or incorrect rescission expiration date on rescission notice;

vi)	“I wish to cancel” section of rescission notice is signed by borrower;

vii)	any material disclosure violation on a rescindable mortgage loan that gives rise to the right of rescission under TILA, which means, for closed end transactions, the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures, or those related to prepayment penalties on covered transactions, and for open-end transactions, the information that must be provided to satisfy the requirements in §1026.6 with regard to the method of determining the finance charge and the balance upon which a finance charge will be imposed, the annual percentage rate, the amount or method of determining the amount of any membership or participation fee that may be imposed as part of the plan, and the payment information described in §1026.40(d)(5)(i) and (ii) that is required under §1026.6(e)(2); and

viii)	with respect to applicable exception remediation measures, confirm that a letter of explanation, a refund if applicable, new corrected material disclosures and a new notice of right to cancel was provided.

b)	Tolerances (§§1026.18, 22 and 23):

i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re-calculated APR; and

ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re-calculated Finance Charge

iii)	inaccurate Total of Payments outside of applicable tolerance by comparing disclosed Finance Charge to re-calculated Total of Payments

c)	Payment Tables (§1026.18, §1026.38):

i)	inaccurate disclosure of applicable payment tables on page 1 of the TIL or CD

d)	TILA Section 130(b) Corrections and Other Remediations

i)	with respect to applicable exception remediation measures, confirm the remediation was performed in accordance with regulatory and/or statutory requirements, and, where applicable, the SFA Compliance Review Scope methodology (in an attempt to establish a best practices approach to pre-securitization due diligence, as it applies to TILA RESPA Integrated Disclosure testing, the Structured Finance Association (“SFA”) has a working group that consists of industry participants including third party review providers and law firms who agreed to a standardized approach to remediation considerations).

e)	High-cost Mortgage (§§1026.31, 32,and 34):

i)	points and fees threshold test;

ii)	APR threshold test;

iii)	prepayment penalty threshold test; and

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iv)	compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage.

f)	Higher-priced Mortgage Loan (§1026.35):

i)	APR threshold test; and

ii)	compliance with the escrow account and appraisal requirements as applicable.

g)	With respect to brokered mortgage loans, the Prohibitions and Restrictions related to Loan Originator Compensation and Steering (§1026.36(d)-(e)):

i)	review relevant documentation to determine if compensation to a Loan Originator was based on a term of the transaction;

ii)	review relevant document to determine if there was dual compensation; and

iii)	if requested by the client, review the presence of the mortgage loan option disclosure and to determine if the Steering Safe Harbor provisions were satisfied.

h)	Homeownership counseling (§1026.36(k)):

i)	determine if the creditor obtained proof of homeownership counseling in connection with a mortgage loan to a first-time homebuyer that contains a negative amortization feature.

i)	Mandatory Arbitration Clauses (§1026.36(h)):

i)	determine if the terms of the mortgage loan require arbitration or any other non-judicial procedure to resolve any controversy or settle any claims arising out of the transaction.

j)	Prohibition on Financing Credit Insurance (§1026.36(i)):

i)	determine if the creditor financed, directly or indirectly, any premiums or fees for credit insurance.

k)	Nationwide Mortgage Licensing System (NMLS) & Registry ID on Loan Documents (§1026.36(g)):

i)	review for presence of mortgage loan originator organization and individual mortgage loan originator name and NMLSR ID, as applicable, on the credit application, note or mortgage loan contract, security instrument, Loan Estimate and Closing Disclosure; and

ii)	verify the data against the NMLSR database, as available.

(II) Sections 1411 and 1412 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) amending TILA, as implemented by Regulation Z, 12 C.F.R. 1026.43, as set forth below:

a)	The general Ability to Repay (ATR) underwriting standards (12 C.F.R. 1026.43(c));

b)	Refinancing of non-standard mortgages (12 C.F.R. 1026.43(d));

c)	Qualified Mortgages (QM) (12 C.F.R. 1026.43(e) (including qualified mortgages as separately defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.); the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.); and the U.S. Department of Agriculture (7 CFR Part 3555);

d)	Balloon-payment qualified mortgages made by certain creditors (12 C.F.R. 1026.43(f)); and

e)	Prepayment penalty restrictions (12 C.F.R. 1026.43(g)).

SitusAMC will review applicable mortgage loans for compliance with the ATR and QM rule requirements based upon each mortgage loan’s originator designation (Safe Harbor QM, Higher-priced QM, Temporary SHQM, Temporary HPQM, Non-QM, Exempt from ATR). SitusAMC determines the mortgage loan’s status under the ATR or QM rule requirements and assigns a due diligence mortgage loan designation. Generally, SitusAMC notes as a material exception if the due diligence findings do not confirm the originator’s mortgage loan designation. Additionally, SitusAMC notes if an originator mortgage loan designation was not provided.

Qualified Mortgage

With respect to QM (Safe Harbor and Higher-priced) designated mortgage loans, SitusAMC reviews the mortgage loan to determine whether, based on available information in the mortgage loan file:

(i)	the mortgage loan contains risky mortgage loan features and terms (e.g. an interest only feature, negative amortization, or loan term exceeding 30 years),

(ii)	the “points and fees” exceed the applicable QM threshold,

(iii)	the monthly payment was calculated appropriately,

(iv)	the creditor considered and verified income or assets at or before consummation,

(v)	the creditor appropriately considered debt obligations, alimony and child support, and

(vi)	based on the application date, defined in accordance with 1026.2(a)(3)(ii), and the loan designation provided on the subject loan:

1.	Temporary QM (Agency/GSE Salable) – Loans submitted with a loan designation of Temporary SHQM (GSE/Agency Eligible) or Temporary HPQM (GSE/Agency Eligible)

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a.	If loan application date is prior to 7/1/2021 or loan was purchased/securitized on or before 8/31/21, the loan will be evaluated to confirm it is salable to the GSEs.

b.	If loan application date is on or after 7/1/2021 or loan was purchased/securitized after 8/31/21 - an exception indicating loan is not eligible to be GSE Temp QM will be cited based on the GSE requirement for loan applications on or after 7/1/2021 to meet General QM (APOR) pricing based criteria to be salable,

2.	QM Based on Appendix Q – Loans submitted with a loan designation of Safe Harbor QM, Higher Priced QM, Safe Harbor QM (43-Q), or Higher Priced QM (43-Q)

a.	If the loan application date is prior to 3/1/2021 – determine whether at the time of consummation, the debt-to-income ratio exceeds 43% (calculated in accordance with Appendix Q to Regulation Z)

b.	If the loan application date is on or after 3/1/2021, but before 10/1/2022 – determine whether at the time of consummation, the debt-to-income ratio exceeds 43% (calculated in accordance with Appendix Q to Regulation Z)

3.	QM Based on APOR (Pricing-Based) – Loans with an application date on or after 3/1/2021, submitted with a loan designation of Safe Harbor QM (APOR), or Higher Priced QM (APOR), the QM considerations will be based on whether the APR exceeds the average prime offer rate by 2.25 or more percentage points (additional thresholds applicable for lower loan balances, subordinate lien covered transactions and certain manufactured homes loan amounts), and whether the loan does not meet the creditor’s guidelines without a documented exception and compensating factors.

QM loans with application dates on or after 10/1/22 are required to be either Safe Harbor QM (APOR) or Higher Priced QM (APOR)

Verification Safe Harbor

Pursuant to the November 2021 SFA TPR Scope of Review for Verification Safe Harbor under General QM Rule (https://structuredfinance.org/wp-content/uploads/2021/11/SFA-TPR-Scope-of-Review-for-QM-VSH-Scope-of-Review-FINAL.pdf) SitusAMC has adopted the following approach with respect to Verification Safe Harbor:

VSH Indicator – For loans originated under the new General QM (APOR) pricing-based threshold, the lender will be required to document the Verification Safe Harbor (VSH) indicator. SitusAMC will capture, but will not verify the VSH indicator. If the lender does not provide a VSH indicator, the VSH for the loan will be identified as “Not Stated”.

VSH Indicator Discrepancy – Optional add-on service for loans submitted with a VSH Indicator of “Yes” (loan meets VSH). If a loan was submitted indicating VSH is met, client has the option to have SitusAMC review documentation in file and identify variances between documentation in file and guidelines used that could be indicative of an inaccurate VSH indicator. For all options below, the VSH indicator and determination method will be provided by the lender (within loan images, on the data tape, deal notes, or as part of the loan program/guidelines to which loans are originated). SitusAMC’s evaluation will be limited to review of the documents against the guidelines used and identified by the lender to meet VSH. Review and verification that guidelines used meet VSH requirements under the regulation (particularly for options 2 and 3 where guidelines used are not one of those explicitly enumerated in the regulation) are outside of SitusAMC’s scope. Lender is responsible for affirming guidelines used meet VSH standard requirements:

●	Option 1: VSH via reference to guidelines explicitly enumerated in the regulation (June 2020 GSE Guides)

○	Lender identifies that loan utilizes one of the GSE June 2020 guidelines specified in the regulation to meet VSH

○	For loans identified by lender to have VSH status, SitusAMC will determine documentation variances that would cause one to question the VSH attestation from the lender. If variances are identified, loan would not be identified by SitusAMC to meet the VSH documentation requirements (i.e., SitusAMC will report loan as not having met VSH).

○	AUS adherence will not be used to evaluate the VSH indicator.

●	Option 2: VSH via reference to subsequent versions of GSE Guides affirmed to be “substantially similar” to guides explicitly enumerated in the regulation

○	Lender identifies (source and publication date) and provides a set of GSE guides (other than one of the June 2020 guidelines specified in the regulation) utilized to meet VSH

○	Lender provides affirmation that guides used meet VSH requirements as revised version complies with verification standards or is substantially similar to the guides enumerated in the regulation commentary under 1026.43(e)

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○	The determination and affirmation that the guides used are substantially similar would be the responsibility of the lender and/or aggregator. SitusAMC will not evaluate or make a determination as to whether the guidelines used by the lender are “substantially similar” to the explicitly enumerated underwriting guidelines.

○	For loans identified by lender to have VSH status, SitusAMC will determine documentation variances that would cause one to question the VSH attestation from the lender. If variances are identified, loan would not be identified by SitusAMC to meet the VSH documentation requirements (i.e., SitusAMC will report loan as not having met VSH).

○	AUS adherence will not be used to evaluate the VSH indicator

●	Option 3: VSH via proprietary guides

○	Lender identifies and provides a set of proprietary (non-GSE guides) underwriting guides utilized to meet VSH

○	Lender provides worksheet/AUS connecting the loan level review components to enumerated guides

○	Lender provides affirmation that guides used meet VSH requirements as guides comply with verification standards in the guides enumerated in the regulation commentary under 1026.43(e)

○	The determination and affirmation that the guides used are substantially similar would be the responsibility of the lender and/or aggregator. SitusAMC will not evaluate or make a determination as to whether the guidelines used by the lender are in line with the standards in the enumerated underwriting guidelines.

○	For loans identified by lender to have VSH status, SitusAMC will determine documentation variances that would cause one to question the VSH attestation from the lender. If variances are identified, loan would not be identified by SitusAMC to meet the VSH documentation requirements (i.e., SitusAMC will report loan as not having met VSH).

○	AUS adherence will not be used to evaluate the VSH indicator

The lender must also maintain policies and procedures to meet the requirement under the new General QM (APOR) rule. Review of policies and procedures and comparison of guides utilized to explicitly enumerated guides are outside of SitusAMC’s review scope.

VSH Reporting – SitusAMC will include the following in securitization reports:

●	The lender/seller’s VSH Indicator;

●	Whether SitusAMC evaluated the VSH indicator provided by the lender/seller;

●	Which of the above 3 options was employed to evaluate the VSH indicator;

●	Whether SitusAMC identified a variance to indicator based on due diligence review; and

●	Whether loan met VSH based on option selected

This portion of the Review includes a recalculation of all income and liabilities with attention to the appropriate documentation of each source.

If a mortgage loan was designated as QM and identified as eligible for guarantee, purchase, or insurance by an applicable agency as permitted under the QM final rule (effective January 10, 2014), SitusAMC reviews the mortgage loan to determine whether, based on available information in the mortgage loan file, if the mortgage loan satisfied (i), (ii) and (iii) and (vi)-1 as outlined above. In addition, SitusAMC reviews the Automated Underwriting System output within the mortgage loan file to confirm agency eligibility.

For each conventional QM designated mortgage loan that satisfied the applicable requirements enumerated above, SitusAMC then determines whether the mortgage loan is a Safe Harbor QM or Higher Priced QM by comparing the mortgage loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain applicable percentage. The Review also includes determining, as applicable, whether a mortgage loan is a qualified mortgage as defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.), the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.) and the U.S. Department of Agriculture (7 CFR Part 3555).

For each QM designated mortgage loan that does not satisfy the applicable requirements enumerated above, SitusAMC then determines whether the mortgage loan complies with the ATR rule consideration and verification requirements and provides a due diligence designation of Non-QM (for loans that comply with general (ATR) or ATR Fail (for loans that do not meet general ATR requirements). See below for more details on general ability to repay testing.

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General Ability to Repay

For non-QM loans (loans that do not meet QM criteria or submitted by loan originator with a loan designation of non-QM), SitusAMC reviews the mortgage loan to the creditor’s guidelines to determine whether, based on available information in the mortgage loan file, the creditor considered, as applicable, the following eight underwriting factors, and will verify such information using reasonably reliable third-party records, at or before consummation:

i)	the consumer's current or reasonably expected income or assets;

ii)	if the creditor relied on income from the consumer's employment in determining repayment ability (the consumer's current employment status);

iii)	the consumer's monthly payment;

iv)	the consumer's monthly payment on any simultaneous loan that the creditor knows or has reason to know will be made;

v)	the consumer's monthly payment for mortgage-related obligations;

vi)	the consumer's current debt obligations, alimony, and child support;

vii)	the consumer's monthly debt-to-income ratio or residual income; and

viii)	the consumer's credit history.

This portion of the Review also focuses on full recalculation of income and debts, as well as the documentation provided to support each item used in originator’s determination of the ability to repay. SitusAMC makes no representation or warranty surrounding the sufficiency of the client or creditor’s guidelines as it relates to ATR requirements.

SitusAMC reviews mortgage loans to determine their conformity with the ATR/QM factors as outlined above, but does not render an independent assessment or opinion, warranting or representing that a mortgage loan will be deemed to conform to Safe Harbor, Rebuttable Presumption, ATR or other status based on any additional or revised factors that may be considered by legislative, regulatory, administrative or judicial authorities (“Authorities”). SitusAMC does not represent or warrant that the factors for which it is reviewing the mortgage loans constitute all the factors and/or criteria that Authorities may consider in determining whether the creditor adequately demonstrated compliance with the ATR requirements under the rule. SitusAMC’s review is based on information contained in the mortgage loan file at the time it is provided to SitusAMC for review and only reflects information as of that point in time.

FOR APPLICATION DATES BEFORE JANUARY 10, 2014 (12 Mortgage Loans)

(I) Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:

l)	Rescission (§1026.23):

i)	failure to provide the right of rescission notice;

ii)	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);

iii)	errors in the right of rescission notice;

iv)	failure to provide the correct form of right of rescission notice;

v)	failure to provide the three (3) business day rescission period; and

vi)	any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;

m)	TIL Disclosure (§§1026.17, 18 and 19) as applicable for loans with application dates prior to October 3, 2015:

i)	review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);

ii)	proper execution by all required parties;

iii)	principal and interest calculations, and proper completion of the interest rate and payment summary; and

iv)	timing of initial and re-disclosed TIL(s);

n)	Tolerances (§§1026.18, 22 and 23):

i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re-calculated APR; and

ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re-calculated Finance Charge;

o)	High-cost Mortgage (§§1026.31, 32 and 33):

i)	points and fees threshold test;

ii)	APR threshold test;

iii)	prepayment penalty test; and

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iv)	compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage;

p)	Higher-priced Mortgage Loan (§1026.35):

i)	APR threshold test; and

ii)	compliance with the escrow account and appraisal requirements;

(II) Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:

a)	Good Faith Estimate (GFE) (§1024.7) as applicable for loans with application dates prior to October 3, 2015:

i)	confirm the presence of the current GFE form in effect at the time of origination;

ii)	verify GFE was provided to the borrower(s) within three (3) business days of application;

iii)	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;

iv)	determine whether a valid and properly documented changed circumstance accompanies any changes to loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and

v)	confirm the presence of a settlement service provider list, as applicable.

b)	Final HUD-1/A Settlement Statement (HUD) (§1024.8) as applicable for loans with application dates prior to October 3, 2015:

i)	confirm current applicable HUD form was provided;

ii)	determination that the loan file contains the final HUD;

iii)	escrow deposit on the final HUD matches the initial escrow statement amount; and

iv)	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.

c)	GFE and Final HUD Comparison (§1024.7) as applicable for loans with application dates prior to October 3, 2015:

i)	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;

ii)	confirm loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and loan documents; and

iii)	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.

d)	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):

i)	confirm the presence of the Servicing Disclosure Statement form in the loan file;

ii)	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;

iii)	confirm the presence of the Special Information Booklet in the loan file or that the loan file contains documentary evidence that the disclosure was provided to the borrower;

iv)	confirm the Special Information Booklet was provided within three (3) business days of application;

v)	confirm the presence of the Affiliated Business Arrangement Disclosure in the loan file in the event the lender has affiliated business arrangements;

vi)	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;

vii)	confirm the Affiliated Business Arrangement Disclosure is executed; and

confirm the presence of the Initial Escrow Disclosure Statement in the loan file and proper timing.

(III) The disclosure requirements and prohibitions of Section 50(a)(6), 50(f)(2), and limited provisions under Section 50(t) Article XVI of the Texas Constitution and associated regulations.

(IV) The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” mortgage loans, “covered” mortgage loans, “higher-priced” mortgage loans, “home” mortgage loans or any other similarly designated mortgage loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time. State usury limitations and state-specific prohibited fees testing are outside of scope.

(V) Federal and state specific prepayment penalty provisions.

(VI) Federal and state specific late charges in states with assignee liability.

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The state level late charge testing will be applicable to loans with the subject property in New Jersey, Georgia, New Mexico, and West Virginia.

(VII) Homeowners Flood Insurance Affordability Act of 2014 (HFIAA)

Confirm properties within a flood zone have adequate insurance coverage in accordance with HFIAA. (Including considerations of the total outstanding lien balances and any separate escrow impound requirements if the second lien is covered by a separate policy from the primary lien.)

(VIII) FIRREA Review

SitusAMC will confirm to the extent possible, that the appraiser and the appraisal made by such appraiser both satisfied the requirements of Title XI of FIRREA. Specifically, SitusAMC will review the appraisal for conformity to industry standards, including ensuring the appraisal was complete, that the comparable properties and adjustments were reasonable and that pictures were provided and were accurate.

In addition, SitusAMC will access the ASC database to verify that the appraiser, and if applicable the appraiser’s supervisor, were licensed and in good standing at the time the appraisal was completed.

As part of the portion of the Review described in this section, SitusAMC will analyze and capture data from the source documents identified in the Document Review below, as applicable.

(IX) Document Review.

SitusAMC will review each mortgage loan file and verify whether the following documents, if applicable, were included in the file and that the data on applicable documents was consistent:

■	Initial application (1003);
■	Underwriting summary/loan approval (1008);
■	Credit report;
■	Income and employment documentation;
■	Asset documentation;
■	Sales contract;
■	Hazard and/or flood insurance policies;
■	Copy of note for any junior liens;
■	Appraisal;
■	Title/Preliminary Title;
■	Final 1003;
■	Changed circumstance documentation;
■	Right of Rescission Disclosure;
■	Mortgage/Deed of Trust;
■	Note;
■	Mortgage Insurance;
■	Tangible Net Benefit Disclosure;
■	Subordination Agreement;
■	Notice of Special Flood Hazards;
■	Initial and final GFE’s;
■	HUD/Closing Disclosure from sale of previous residence;
■	Final HUD-1;
■	Initial TIL;
■	Final TIL;
■	Loan Estimates;
■	Closing Disclosures; and
■	Certain other disclosures related to the enumerated tests set forth herein.

(8) Other: review and methodology.

The final review results reflected in the Overall Review Results Summary herein may include additional exceptions identified after AMC’s initial review was completed where loan level issues were identified by external parties as a result

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of separate, distinct quality control evaluation of the loan files. In such cases, any additional exceptions cited by any such quality control evaluation would either be reflected (i) as an open exception or (ii) remediated if required documentation and/or curative actions were provided to AMC. The exception totals reflected herein, and corresponding Exception Rating, include exceptions that were so subsequently identified, if any. Please note that only a limited number of loans, if any, reflected in the Review Results Summary were subject to such external quality control evaluations.

Collection Comment Review: AMC performed a collection comment review utilizing individual mortgage loan collection comments provided by the servicers in order to provide a brief summary outlining current performance status, the borrower’s ability to pay, relative future/current risk (including hardship, life changes, etc.), possible servicer remedies, loss mitigation efforts, and modifications.

Payment History Review: AMC performed a review utilizing individual mortgage loan payment history reports provided by the servicers. Using the MBA methodology, AMC created a payment string using a 24 month look back period for each mortgage loan within the payment history population.

(9) Disclaimer.

Except as expressly enumerated above, please be advised that SitusAMC has not performed any review to determine whether the mortgage loans covered in this Report complied with federal, state or local laws, constitutional provisions, regulations, ordinances or any other laws or guidance, including, without limitation, licensing and general usury laws (“Applicable Law”).  Further, there can be no assurances that in performing the review and preparing this Report that SitusAMC has uncovered all relevant factors and potential issues relating to the origination of the mortgage loans, their compliance with Applicable Law, or the original appraisals relating to the mortgaged properties, or that SitusAMC has uncovered all relevant factors that could affect the future performance of the mortgage loans. Please note that the results set forth in this Report are dependent upon receipt of complete and accurate data regarding the mortgage loans from mortgage loan originators, sponsors, issuers, and other third parties upon which SitusAMC is relying in reaching such results.  Except as expressly stated herein, SitusAMC did not verify the data relied upon in performing its review and producing this Report.  In addition, the findings and conclusions set forth in this Report are provided on an “as is” basis and are based on available information and Applicable Law as of the date of this Report, and SitusAMC does not undertake any obligation to update or provide any revisions to this Report to reflect events, circumstances, changes in Applicable Law, or changes in expectations after the date this Report was issued.

Please be further advised that SitusAMC does not employ personnel who are licensed to practice law in the various jurisdictions covered in this Report, and the results set forth in this Report do not constitute legal advice or legal opinions whatsoever. The findings are recommendations or conclusions based on information provided to SitusAMC, and are not statements of fact or legal conclusions. Information contained in the Report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the Report based on certain factors, including the facts and circumstances of an individual mortgage loan.  The authorities administering the Applicable Law that was part of the review have broad discretionary powers which may permit such authorities, among other things, to withdraw exemptions accorded by statute or regulation, to impose additional requirements or to reach a conclusion that is not consistent with the results set forth in the Report. All decisions as to whether to issue, purchase, hold, sell or otherwise transact in securities backed by the mortgage loans reviewed in this Report, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such securities, shall be made solely by the parties to or investors in the transaction. The results set forth in this Report do not constitute tax or investment advice.  The scoring models in this Report are designed to identify potential risk in the securities backed by the mortgage loans reviewed, and each party or investor assumes sole responsibility for determining the suitability of the information for its particular use. SitusAMC does not make any representation or warranty (express or implied) as to the value of any mortgage loan or mortgage loan’s collateral that has been reviewed by SitusAMC.

Item 5. Summary of findings and conclusions of review

The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the requirements of DBRS, Inc. (“DBRS”), Fitch Ratings, Inc. (“Fitch”), Kroll Bond Rating Agency, Inc. (“Kroll”) and S&P Global Ratings (“S&P”).

OVERALL REVIEW RESULTS SUMMARY

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There were four thousand eight hundred sixty-two (4,862) mortgage loans in the securitization population reviewed by AMC. After all documents were presented, under the applicable S&P NRSRO grading criteria, four thousand two hundred one (4,201) (86.40%) loans had an overall loan grade of “B”. One thousand eight hundred eighty-six (1,886) of the loans with an overall grade of “B” had exceptions across multiple exception types. After all documents were presented, under the applicable Fitch NRSRO grading criteria, three thousand six hundred sixty-two (3,662) (75.32%) loans had an overall loan grade of “B”. Eight hundred forty-four (844) of the loans with an overall grade of “B” had exceptions across multiple exception types. After all documents were presented, under the applicable Kroll NRSRO grading criteria, three thousand six hundred sixty-two (3,662) (75.32%) loans had an overall loan grade of “B”. Eight hundred forty-three (843) of the loans with an overall grade of “B” had exceptions across multiple exception types. After all documents were presented, under the applicable DBRS NRSRO grading criteria, three thousand six hundred fifty-seven (3,657) (75.22%) loans had an overall loan grade of “B”. Eight hundred forty-three (843) of the loans with an overall grade of “B” had exceptions across multiple exception types.

Exception Type	S&P Final Exception Rating	Exception Category	Total
Compliance	B	TRID Defect	1,748
		State Defect	880
		State HPML	749
		Federal HPML	587
		Misc. State Level	552
		TILA	262
		ATR/QM Defect	205
		Other TILA Violations	76
		TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	59
		TIL-MDIA	47
		Missing, Incorrect, or Incomplete Final or Initial 1003	44
		Missing Disclosure	28
		Missing Non-Required Data	17
		Safe Act	15
		TRID	15
		ATR/QM	13
		Missing Required Data	12
		Final TIL Estimated	4
		Missing Required Data (other than HUD-1 or Note)	3
		Missing Application Date	2
		Compliance	1
		FACTA	1
		Missing Document	1
		Total Compliance Grade (B) Exceptions:	5,321
Total Compliance Exceptions:			5,321
Credit	C	Title	11
		Legal / Regulatory / Compliance	5
		Total Credit Grade (C) Exceptions:	16
	B	Guideline	1,330

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		Credit	1,271
		Loan Package Documentation	343
		Insurance	232
		Income / Employment	27
		Missing Document	7
		Legal / Regulatory / Compliance	2
		Title	2
		Property - Appraisal	1
		Total Credit Grade (B) Exceptions:	3,215
Total Credit Exceptions:			3,231
Property	B	Property - Appraisal	1,986
		Total Property Grade (B) Exceptions:	1,986
Total Property Exceptions:			1,986
Grand Total:			10,538

Exception Type	Fitch Final Exception Rating	Exception Category	Total
Compliance	B	TRID Defect	1,748
		State Defect	880
		State HPML	749
		Federal HPML	587
		Misc. State Level	552
		ATR/QM Defect	366
		TILA	262
		Other TILA Violations	76
		TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	59
		TIL-MDIA	47
		Missing, Incorrect, or Incomplete Final or Initial 1003	44
		Missing Disclosure	28
		Missing Non-Required Data	17
		TRID	15
		Safe Act	15
		ATR/QM	13
		Missing Required Data	12
		Final TIL Estimated	4
		Missing Required Data (other than HUD-1 or Note)	3
		Missing Application Date	2
		Missing Document	1
		Compliance	1
		FACTA	1
		Total Compliance Grade (B) Exceptions:	5,482

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Total Compliance Exceptions:			5,482
Credit	C	Title	11
		Legal / Regulatory / Compliance	5
		Total Credit Grade (C) Exceptions:	16
	B	Guideline	1,330
		Credit	1,271
		Loan Package Documentation	343
		Insurance	232
		Income / Employment	27
		Missing Document	7
		Legal / Regulatory / Compliance	2
		Title	2
		Property - Appraisal	1
		Total Credit Grade (B) Exceptions:	3,215
Total Credit Exceptions:			3,231
Property	B	Property - Appraisal	2
		Total Property Grade (B) Exceptions:	2
Total Property Exceptions:			2
Grand Total:			8,715

Exception Type	Kroll Final Exception Rating	Exception Category	Total
Compliance	B	TRID Defect	1,748
		State Defect	880
		State HPML	749
		Federal HPML	587
		Misc. State Level	552
		ATR/QM Defect	366
		TILA	262
		Other TILA Violations	76
		TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	59
		TIL-MDIA	47
		Missing, Incorrect, or Incomplete Final or Initial 1003	44
		Missing Disclosure	28
		Missing Non-Required Data	17
		Safe Act	15
		TRID	15
		ATR/QM	13
		Missing Required Data	12
		Final TIL Estimated	4
		Missing Required Data (other than HUD-1 or Note)	3

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		Missing Application Date	2
		Missing Document	1
		FACTA	1
		Compliance	1
		Total Compliance Grade (B) Exceptions:	5,482
Total Compliance Exceptions:			5,482
Credit	C	Title	11
		Legal / Regulatory / Compliance	5
		Total Credit Grade (C) Exceptions:	16
	B	Guideline	1,330
		Credit	1,271
		Loan Package Documentation	343
		Insurance	232
		Income / Employment	27
		Missing Document	7
		Legal / Regulatory / Compliance	2
		Title	2
		Property - Appraisal	1
		Total Credit Grade (B) Exceptions:	3,215
Total Credit Exceptions:			3,231
Property	B	Property - Appraisal	2
		Total Property Grade (B) Exceptions:	2
Total Property Exceptions:			2
Grand Total:			8,715

Exception Type	DBRS Final Exception Rating	Exception Category	Total
Compliance	B	TRID Defect	1,748
		State Defect	880
		State HPML	749
		Federal HPML	587
		Misc. State Level	552
		TILA	262
		ATR/QM Defect	205
		Other TILA Violations	76
		TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	59
		TIL-MDIA	47
		Missing, Incorrect, or Incomplete Final or Initial 1003	44
		Missing Disclosure	28
		Missing Non-Required Data	17
		TRID	15

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		Safe Act	15
		ATR/QM	13
		Missing Required Data	12
		Final TIL Estimated	4
		Missing Required Data (other than HUD-1 or Note)	3
		Missing Application Date	2
		FACTA	1
		Compliance	1
		Missing Document	1
		Total Compliance Grade (B) Exceptions:	5,321
Total Compliance Exceptions:			5,321
Credit	C	Title	11
		Legal / Regulatory / Compliance	5
		Total Credit Grade (C) Exceptions:	16
	B	Guideline	1,330
		Credit	1,271
		Loan Package Documentation	343
		Insurance	232
		Income / Employment	27
		Missing Document	7
		Legal / Regulatory / Compliance	2
		Title	2
		Property - Appraisal	1
		Total Credit Grade (B) Exceptions:	3,215
Total Credit Exceptions:			3,231
Property	B	Property - Appraisal	5
		Total Property Grade (B) Exceptions:	5
Total Property Exceptions:			5
Grand Total:			8,557

COMPLIANCE RESULTS SUMMARY

Of the four thousand eight hundred sixty-two (4,862) loans reviewed, under the applicable Fitch and Kroll NRSRO grading criteria, two thousand seven hundred twenty-five (2,725) had a Compliance Review “B” grade. One thousand three hundred forty-eight (1,348) of the loans with an overall grade of “B” had multiple compliance exceptions. Of the four thousand eight hundred sixty-two (4,862) loans reviewed, under the applicable DBRS and S&P NRSRO grading criteria, two thousand seven hundred nineteen (2,719) had a Compliance Review “B” grade. One thousand three hundred thirty (1,330) of the loans with an overall grade of “B” had multiple compliance exceptions.

Fitch and Kroll NRSRO Grade	# of Loans	% of Loans
A	2,137	43.95%
B	2,725	56.05%
C	0	0.00%
D	0	0.00%

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DBRS and S&P NRSRO Grade	# of Loans	% of Loans
A	2,143	44.08%
B	2,719	55.92%
C	0	0.00%
D	0	0.00%

PROPERTY/VALUATION REVIEW RESULTS SUMMARY

Four thousand eighty hundred fifty (4,850) loans in the population had a Property Review performed, under the applicable S&P NRSRO grading criteria, one thousand nine hundred eighty (1,980) loans had a Property Review “B” grade for property/appraisal related issues (see exception detail below). Of the four thousand eighty hundred fifty (4,850) loans reviewed, under the applicable DBRS NRSRO grading criteria, four (4) loans had a Property Review “B” grade for property/appraisal related issues (see exception detail below). Of the four thousand eighty hundred fifty (4,850) loans reviewed, under the applicable Fitch NRSRO grading criteria, two (2) loans had a Property Review “B” grade for property/appraisal related issues (see exception detail below). Of the four thousand eighty hundred fifty (4,850) loans reviewed, under the applicable Kroll NRSRO grading criteria, one (1) loan had a Property Review “B” grade for property/appraisal related issues (see exception detail below).

S&P NRSRO Grade	# of Loans	% of Loans
A	2,870	59.18%
B	1,980	40.82%
C	0	0.00%
D	0	0.00%
N/A	0	0.00%

DBRS NRSRO Grade	# of Loans	% of Loans
A	2,984	61.53%
B	4	0.08%
C	0	0.00%
D	0	0.00%
N/A	1,862	38.39%

Fitch NRSRO Grade	# of Loans	% of Loans
A	4,848	99.96%
B	2	0.04%
C	0	0.00%
D	0	0.00%
N/A	0	0.00%

Kroll NRSRO Grade	# of Loans	% of Loans
A	2,987	61.59%
B	1	0.02%
C	0	0.00%
D	0	0.00%
N/A	1,862	38.39%

CREDIT REVIEW RESULTS SUMMARY

Four thousand eighty hundred fifty (4,850) loans in the population had a Credit Review performed. Three thousand seventy-one (3,071) mortgage loans (63.32%) of the total received an “A” Credit Review grade. The one thousand seven hundred seventy-nine (1,779) “B” Credit Review grades were due to missing documentation and/or guideline adherence (see exception detail below). Exceptions were offset by strong compensating factors such as high disposable income, low LTV, and/or high liquid assets.

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NRSRO Grade	# of Loans	% of Loans
A	3,071	63.32%
B	1,779	36.68%
C	0	0.00%
D	0	0.00%

PAYMENT HISTORY REVIEW SUMMARY

AMC conducted a Payment History Review on three thousand two hundred eighty-six (3,286) mortgage loans all of which had complete pay history strings. One thousand nine hundred one (1,901) mortgage loans did not show a delinquency within the look back period. The remaining one thousand three hundred eighty-five (1,385) mortgage loans (42.15%) showed at least one delinquency within the look back period.

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	1,901	57.85%
Delinquency, No Missing Data	1,385	42.15%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	3,286	100.00%

COLLECTION COMMENT REVIEW SUMMARY

AMC conducted a Collection Comment Review on three thousand two hundred eighty-six (3,286) mortgage loans. Of the mortgage loans subject to the collection comment review, three thousand one hundred fifty-five (3,155) mortgage loans (96.01%) triggered an EV1or EV2 exception level and one hundred thirty-one (131) mortgage loans (3.99%) triggered an EV3 exception level.

Servicing Review Grade	# of Mortgage Loans	% of Mortgage Loans
Event Level 1	2,460	74.86%
Event Level 2	695	21.15%
Event Level 3	131	3.99%
Total	3,286	100.00%

Exception Type	Exception Grade	Exception	Total
Comment	3	Loan is in Foreclosure	39
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	36
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	22
		Collection Comments - Missing	22
		Title Issue -	15
		Cease and Desist Request Received From Mortgagor or 3rd Party	6
		Lien is not in first position.	4
		RFD - Borrower Illness	2
		Foreclosure processing has been delayed.	2
		Written Dispute - No indication servicer responded to outstanding dispute in writing	2
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	2
		Delinquent HOA Fees	1

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Contested FC (Atty Authorized) - Notes indicate Contested FC, no indication of resolution	1
Mortgagor Deceased - Not clear or no information on executor/heir	1
F/C Sale Date Scheduled Within Next 6 Months	1
Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	1
Contested FC (No Atty Authorized) - Notes clearly state contested FC, no indication of resolution	1
Environmental Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	1
Total Comment Grade (3) Exceptions:	159

TAPE INTEGRITY REVIEW RESULTS SUMMARY

Of the four thousand eight hundred sixty-two (4,862) mortgage loans reviewed, one thousand six hundred thirty-eight (4,839) (99.53%) mortgage loans had tape discrepancies across nineteen (19) unique data fields. The most common tape discrepancies were Note Date (99.24%), Contract Sales Price (26.06%), and Investor: Qualifying Total Debt Ratio (24.19%). AMC found generally that the DTI discrepancies were due to differences in calculating complex incomes; while the data differed, the resulting ratios generally remained within guidelines.

Field	# of Loans	% of Loans
Note Date	4,825	99.24%
Contract Sales Price	1,267	26.06%
Investor: Qualifying Total Debt Ratio	1,176	24.19%
Property Type	477	9.81%
Original CLTV	237	4.87%
Representative FICO	138	2.84%
Original LTV	62	1.28%
Maturity Date	59	1.21%
Street	44	0.90%
Original Interest Rate	20	0.41%
City	18	0.37%
Original P&I	3	0.06%
First Payment Date	3	0.06%
State	1	0.02%
Zip	1	0.02%
Original Loan Amount	1	0.02%
Original Term	1	0.02%
Amortization Term	1	0.02%
Originator Application Date	1	0.02%

ADDITIONAL LOAN POPULATION SUMMARY*

TPR Loan Designation	Loan Count	% of Loans	Original Balance	% of Balance
Safe Harbor QM (APOR)	1,960	40.31%	$195,259,823.00	51.03%
Higher Priced QM (43-Q)	1,330	27.35%	$80,487,734.00	21.04%
Higher Priced QM (APOR)	868	17.85%	$43,727,288.00	11.43%
Non QM	406	8.35%	$33,699,252.90	8.81%

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Safe Harbor QM (Q-43)	285	5.86%	$28,762,056.00	7.52%
VA Rebuttable Presumption QM	12	0.25%	$640,655.00	0.17%
Small Rural Creditor Higher Priced QM	1	0.02%	$40,000.00	0.01%
Total	4,862	100.00%	$382,616,808.90	100.00%

Amortization Type	Loan Count	% of Loans	Original Balance	% of Balance
Fixed	4,862	100.00%	$382,616,808.90	100.00%
Total	4,862	100.00%	$382,616,808.90	100.00%

Lien Position	Loan Count	% of Loans	Original Balance	% of Balance
2	4,862	100.00%	$382,616,808.90	100.00%
Total	4,862	100.00%	$382,616,808.90	100.00%

Loan Purpose	Loan Count	% of Loans	Original Balance	% of Balance
Cash Out: Other/Multi-purpose/Unknown Purpose	4,642	95.48%	$368,750,046.90	96.38%
Cash Out: Home Improvement/Renovation	144	2.96%	$9,388,848.00	2.45%
Cash Out: Debt Consolidation	61	1.25%	$3,231,523.00	0.84%
Rate/Term Refinance - Borrower Initiated	14	0.29%	$1,195,087.00	0.31%
Limited Cash-Out	1	0.02%	$51,304.00	0.01%
Total	4,862	100.00%	$382,616,808.90	100.00%

Original Term	Loan Count	% of Loans	Original Balance	% of Balance
241-360 Months	2,802	57.63%	$243,887,805.00	63.74%
181-240 Months	825	16.97%	$59,409,506.00	15.53%
121-180 Months	795	16.35%	$51,584,738.90	13.48%
0-120 Months	440	9.05%	$27,734,759.00	7.25%
Total	4,862	100.00%	$382,616,808.90	100.00%

Property Type	Loan Count	% of Loans	Original Balance	% of Balance
Single Family Detached	3,192	65.65%	$244,312,395.00	63.85%
PUD	1,448	29.78%	$121,579,231.90	31.78%
Condo, Low Rise	197	4.05%	$14,919,980.00	3.90%
Unavailable	11	0.23%	$550,210.00	0.14%
Condo, High Rise	7	0.14%	$629,992.00	0.16%
1 Family Attached	5	0.10%	$275,000.00	0.07%
Townhouse	2	0.04%	$350,000.00	0.09%
Total	4,862	100.00%	$382,616,808.90	100.00%

Occupancy	Loan Count	% of Loans	Original Balance	% of Balance

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Primary	4,862	100.00%	$382,616,808.90	100.00%
Total	4,862	100.00%	$382,616,808.90	100.00%

*Tables may not add to 100% due to rounding.

EXCEPTION DETAIL

The exception summary below ties to the total number of B exceptions for the population included in the Review. Some mortgage loans may be listed multiple times if they carried multiple exception categories even if those categories were within the same general exception category (ex. Disclosures and RESPA Tolerance within Compliance).

S&P Exceptions	# of Loans	Grade Impact	Exception Type
TRID Initial Closing Disclosure Timing without Waiver	1173	B	Compliance
TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	197	B	Compliance
(State HPML Provision) California Higher-Priced Loan (Impermissible Prepayment Penalty)	197	B	Compliance
(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold) Non-Compliant	197	B	Compliance
Federal HPML 2014 Non Compliant	190	B	Compliance
(TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan)	189	B	Compliance
TIL Higher Priced Mortgage Loan Safe Harbor Test	182	B	Compliance
QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	171	B	Compliance
(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit)	163	B	Compliance
Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	138	B	Compliance
TRID Revised Loan Estimate Timing Before Closing	133	B	Compliance
New Jersey Prepayment Penalty	129	B	Compliance
Final TIL Finance Charge Under Disclosed	125	B	Compliance
(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	118	B	Compliance
Michigan CMPA Home Loan Toolkit Status	107	B	Compliance
Pennsylvania Prepayment Penalty Junior Lien	92	B	Compliance
New York Subprime Home Loan Threshold Fixed Non-Compliant	89	B	Compliance
(State HPML Provision) New York Subprime Loan (Escrow Not Established)	85	B	Compliance
Illinois Prepayment Penalty 2008 Test	77	B	Compliance
Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided Timely)	75	B	Compliance
TILA NMLSR - Individual Originator License Status Not Approved	72	B	Compliance
TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	66	B	Compliance
Washington Prepayment Penalty Junior Lien	65	B	Compliance
TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	51	B	Compliance
Massachusetts HPML Threshold Test Compliant	48	B	Compliance
Missing Document: Missing Lender’s Initial 1003	44	B	Compliance

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(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	43	B	Compliance
(State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	40	B	Compliance
Final TIL APR Under/Over Disclosed By Greater Than 0.125%	39	B	Compliance
Alabama Prepayment Penalty	39	B	Compliance
TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	35	B	Compliance
TRID Loan Estimate Timing	34	B	Compliance
TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	30	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage)	29	B	Compliance
Utah Prepayment Penalty Test	27	B	Compliance
QM Employment History - Current Employment Documentation lacks Date Info	27	B	Compliance
TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	26	B	Compliance
TRID Interim Closing Disclosure Timing Test	24	B	Compliance
Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application	24	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)	21	B	Compliance
Illinois Prepayment Penalty	20	B	Compliance
Kansas Prepayment Penalty	20	B	Compliance
TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	20	B	Compliance
Notice of Special Flood Hazard Disclosure Not Provided Timely	18	B	Compliance
Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided)	17	B	Compliance
(Missing Data) Last Rate Set Date	17	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided within Three Days of Application)	15	B	Compliance
Idaho Prepayment Penalty Second Lien Test	13	B	Compliance
(State HPML Provision) New York Subprime Loan (Ability to Repay not Verified)	13	B	Compliance
TRID Final Closing Disclosure Will Have Escrow Account	13	B	Compliance
TRID Final Closing Disclosure Will Not Have Escrow Account	13	B	Compliance
New Mexico Home Loan (Impermissible Prepayment Penalty)	13	B	Compliance
(TX50(a)(6)) Texas Cash-out Loan (Other Debt)	13	B	Compliance
Property Type Not Provided	12	B	Compliance
Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement)	12	B	Compliance
Oregon Prepayment Penalty Max Prepay	12	B	Compliance
TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File	12	B	Compliance
Michigan Prepayment Penalty Second Lien	11	B	Compliance
Nevada Home Loan (Ability to Repay not Verified)	11	B	Compliance

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Texas 50(f)(2) Incidental Cash Out	11	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided Timely)	10	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided Timely)	10	B	Compliance
Maine Prepayment Penalty Second Lien Test	10	B	Compliance
Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified)	9	B	Compliance
Federal HPML 2009 Compliant	9	B	Compliance
TRID Final Closing Disclosure Other Includes Insurance Costs	9	B	Compliance
Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	9	B	Compliance
Rhode Island Home Loan (High Cost Analysis Not In File)	9	B	Compliance
Ohio Consumer Sales Practices Act (Ability to Repay not Verified)	9	B	Compliance
Closing Disclosure: Dates are not in chronological order.	8	B	Compliance
TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	8	B	Compliance
TRID Initial Loan Estimate Timing Electronically Provided	8	B	Compliance
Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)	8	B	Compliance
Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Signed at Closing)	8	B	Compliance
TRID Final Closing Disclosure Product Testing	7	B	Compliance
Nebraska Prepayment Penalty	7	B	Compliance
Kentucky Prepayment Penalty Test	7	B	Compliance
(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	7	B	Compliance
Self-Employed Tax Return Recency - QM	6	B	Compliance
TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	6	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days)	6	B	Compliance
South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	6	B	Compliance
Colorado Consumer Credit Code (Borrower Written Reason for Loan, Modification, or Refinance Not Provided)	6	B	Compliance
Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided)	6	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed)	6	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Signed)	6	B	Compliance
SAFE Act - Individual LO NMLS license status not approved	5	B	Compliance
West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty)	5	B	Compliance
Self Employed - Minor Negative Income Documentation	5	B	Compliance
South Carolina Home Loan (Impermissible Prepayment Penalty)	5	B	Compliance
South Carolina Prepayment Penalty	5	B	Compliance

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South Carolina Consumer Protection Code (Impermissible Prepayment Penalty)	5	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided)	5	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided)	5	B	Compliance
Rhode Island Prepayment Penalty NonPurchase Test	5	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Compliant)	5	B	Compliance
SAFE Act - Individual LO not licensed at time of application	4	B	Compliance
SAFE Act - Individual LO NMLS does not match NMLS	4	B	Compliance
TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	4	B	Compliance
West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees)	4	B	Compliance
Wyoming Uniform Consumer Credit Code (Impermissible Prepayment Penalty)	4	B	Compliance
TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website	4	B	Compliance
TILA NMLSR - Originator Company License Status Not Approved	4	B	Compliance
Final TIL Estimated	4	B	Compliance
North Dakota Prepayment Penalty	4	B	Compliance
TRID Final Closing Disclosure Provided to All Parties Test	4	B	Compliance
Wyoming Uniform Consumer Credit Code (Statement of Rate Not Provided)	4	B	Compliance
Vermont Prepayment Penalty	4	B	Compliance
Colorado Consumer Credit Code (Impermissible Prepayment Penalty)	4	B	Compliance
Notice of Right To Cancel Not Provided to All Required Parties	4	B	Compliance
TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction	4	B	Compliance
Self-Employed Tax Return Recency	4	B	Compliance
Self-Employed Tax Return Recency - ATR	4	B	Compliance
Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided)	4	B	Compliance
(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value)	4	B	Compliance
TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	3	B	Compliance
TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	3	B	Compliance
Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)	3	B	Compliance
Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely	3	B	Compliance
(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	3	B	Compliance
TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018	3	B	Compliance
TRID Final Closing Disclosure Esign Consent Agreement Timing	3	B	Compliance
Right of Rescission Timing - Receipt Date Missing	3	B	Compliance

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TRID Final Closing Disclosure Property Taxes Included In Escrow	3	B	Compliance
TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	3	B	Compliance
Minnesota Tangible Net Benefit Disclosure	3	B	Compliance
(State HPML) Connecticut Non-Prime Home Loan (APR Exceeds Non-Prime Threshold)	2	B	Compliance
West Virginia Prepay Penalty	2	B	Compliance
Indiana Prepayment Penalty Second Lien Testing	2	B	Compliance
TRID Final Closing Disclosure Will Not Have Escrow - Reason	2	B	Compliance
TIL HPML Appraisal Disclosure - HPML Timing	2	B	Compliance
Missing Initial Loan Application Testing	2	B	Compliance
NMLS - Missing Evidence of Initial Loan Application Date	2	B	Compliance
2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	2	B	Compliance
Wyoming Uniform Consumer Credit Code (Charge for Insurance without Meeting Required Conditions)	2	B	Compliance
Notice of Right to Cancel Missing	2	B	Compliance
TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	2	B	Compliance
Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely)	2	B	Compliance
TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018	2	B	Compliance
TRID Loan Estimate Seven Day Waiting Period	2	B	Compliance
Massachusetts Mortgage Lender and Broker Regulation (Impermissible Prepayment Penalty)	1	B	Compliance
SAFE Act - LO Company not licensed at time of application	1	B	Compliance
SAFE Act - NMLS Info Not in File	1	B	Compliance
(State HPML Disclosure) Connecticut Non-Prime Home Loan (Counseling Notice Not Provided)	1	B	Compliance
Federal FACTA Disclosure Timing Test	1	B	Compliance
TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate	1	B	Compliance
Oregon Prepayment Penalty Loan Agreement	1	B	Compliance
(County High Cost) Cook County Threshold Loan (Calculated APR/Rate)	1	B	Compliance
Commission Paystub Recency	1	B	Compliance
TRID Final Closing Disclosure Amount Financed Test	1	B	Compliance
TILA NMLSR - Originator Company Not Licensed at time of Application	1	B	Compliance
TRID Final Closing Disclosure Finance Charge	1	B	Compliance
Ohio Consumer Sales Practices Act (Default Rate Increase)	1	B	Compliance
New York Prepayment Penalty Junior Lien	1	B	Compliance
Incomplete Document: Right to Cancel (RTC) is incomplete	1	B	Compliance
Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed)	1	B	Compliance
TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	1	B	Compliance

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TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	1	B	Compliance
Prepayment Penalty Discrepancy	1	B	Compliance
Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	1	B	Compliance
TRID Final Closing Disclosure Principal and Interest Change After Closing Testing	1	B	Compliance
(State HPML Provision) Connecticut Non-Prime Home Loan (Impermissible Prepayment Penalty)	1	B	Compliance
Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided)	1	B	Compliance
Nevada Home Loan (Prepayment Penalty Financed on Same Lender/Affiliate Refi)	1	B	Compliance
TRID Final Closing Disclosure Estimated Total Minimum Payment	1	B	Compliance
District of Columbia Prepayment Penalty	1	B	Compliance
TRID Final Closing Disclosure Security Interest	1	B	Compliance
Massachusetts Prepayment Penalty	1	B	Compliance
TIL HPML Appraisal Disclosure - HPML Status	1	B	Compliance
Notice of Special Flood Hazard Disclosure Missing	1	B	Compliance
Minnesota Tangible Net Benefit Disclosure Signed by Borrower	1	B	Compliance
Rhode Island High Cost Analysis Timing	1	B	Compliance
Ohio CSPA Certification of Counseling Not In File (Zero/Low Rate Refi)	1	B	Compliance
Michigan Consumer Mortgage Protection Act (Borrower Not Charged for Actual Amounts of Third Party Fees)	1	B	Compliance
High Cost Indicator Test	1	B	Compliance
Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)	1	B	Compliance
TRID Final Closing Disclosure Contact Information - Lender	1	B	Compliance
Missing note/terms on senior lien. Subject loan is in second position.	11	C	Credit
Final Title Policy is missing. No evidence of title in file.	5	C	Credit
Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.	1326	B	Credit
Guideline Requirement: Refinance purpose discrepancy.	1271	B	Credit
FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	199	B	Credit
Insufficient Coverage: Hazard insurance coverage amount is insufficient.	196	B	Credit
FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.	73	B	Credit
Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	55	B	Credit
Hazard Insurance Policy expires within 90 days of the Note Date.	35	B	Credit
Income documentation requirements not met.	14	B	Credit
The verification of employment is required and was not found in file.	10	B	Credit
1003 Error: Citizenship Source Documentation was not provided	8	B	Credit
Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	6	B	Credit
Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.	6	B	Credit

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Income Docs Missing:	3	B	Credit
Final Title Policy is missing. No evidence of title in file.	2	B	Credit
The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	2	B	Credit
Borrower has been on current job less than 2 years, and prior employment history was not documented as required.	2	B	Credit
Incomplete Document: 1003 Initial - Lender’s is incomplete	1	B	Credit
1003 Error: # of years at current address was not provided	1	B	Credit
Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.	1	B	Credit
Public Record Issue:	1	B	Credit
AUS/Guideline Findings: All conditions were not met	1	B	Credit
Missing Document: Note Addendum - Prepayment not provided	1	B	Credit
Flood Insurance Policy expires within 90 days of the Note Date.	1	B	Credit
Loan is to be securitized. No appraisal or hybrid interior appraisal was provided with an effective date between application date and note date. Sec ID: 370	1984	B	Property
Appraisal is required to be in name of Lender	2	B	Property

Fitch Exceptions	# of Loans	Grade Impact	Exception Type
TRID Initial Closing Disclosure Timing without Waiver	1173	B	Compliance
TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	197	B	Compliance
(State HPML Provision) California Higher-Priced Loan (Impermissible Prepayment Penalty)	197	B	Compliance
(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold) Non-Compliant	197	B	Compliance
Federal HPML 2014 Non Compliant	190	B	Compliance
(TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan)	189	B	Compliance
TIL Higher Priced Mortgage Loan Safe Harbor Test	182	B	Compliance
QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	171	B	Compliance
(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit)	163	B	Compliance
Check Restated Loan Designation Match - General Ability to Repay	154	B	Compliance
Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	138	B	Compliance
TRID Revised Loan Estimate Timing Before Closing	133	B	Compliance
New Jersey Prepayment Penalty	129	B	Compliance
Final TIL Finance Charge Under Disclosed	125	B	Compliance
(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	118	B	Compliance
Michigan CMPA Home Loan Toolkit Status	107	B	Compliance
Pennsylvania Prepayment Penalty Junior Lien	92	B	Compliance
New York Subprime Home Loan Threshold Fixed Non-Compliant	89	B	Compliance

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(State HPML Provision) New York Subprime Loan (Escrow Not Established)	85	B	Compliance
Illinois Prepayment Penalty 2008 Test	77	B	Compliance
Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided Timely)	75	B	Compliance
TILA NMLSR - Individual Originator License Status Not Approved	72	B	Compliance
TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	66	B	Compliance
Washington Prepayment Penalty Junior Lien	65	B	Compliance
TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	51	B	Compliance
Massachusetts HPML Threshold Test Compliant	48	B	Compliance
Missing Document: Missing Lender’s Initial 1003	44	B	Compliance
(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	43	B	Compliance
(State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	40	B	Compliance
Final TIL APR Under/Over Disclosed By Greater Than 0.125%	39	B	Compliance
Alabama Prepayment Penalty	39	B	Compliance
TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	35	B	Compliance
TRID Loan Estimate Timing	34	B	Compliance
TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	30	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage)	29	B	Compliance
Utah Prepayment Penalty Test	27	B	Compliance
QM Employment History - Current Employment Documentation lacks Date Info	27	B	Compliance
TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	26	B	Compliance
TRID Interim Closing Disclosure Timing Test	24	B	Compliance
Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application	24	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)	21	B	Compliance
Illinois Prepayment Penalty	20	B	Compliance
Kansas Prepayment Penalty	20	B	Compliance
TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	20	B	Compliance
Notice of Special Flood Hazard Disclosure Not Provided Timely	18	B	Compliance
Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided)	17	B	Compliance
(Missing Data) Last Rate Set Date	17	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided within Three Days of Application)	15	B	Compliance
Idaho Prepayment Penalty Second Lien Test	13	B	Compliance
(State HPML Provision) New York Subprime Loan (Ability to Repay not Verified)	13	B	Compliance

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TRID Final Closing Disclosure Will Have Escrow Account	13	B	Compliance
TRID Final Closing Disclosure Will Not Have Escrow Account	13	B	Compliance
New Mexico Home Loan (Impermissible Prepayment Penalty)	13	B	Compliance
(TX50(a)(6)) Texas Cash-out Loan (Other Debt)	13	B	Compliance
Property Type Not Provided	12	B	Compliance
Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement)	12	B	Compliance
Oregon Prepayment Penalty Max Prepay	12	B	Compliance
TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File	12	B	Compliance
Michigan Prepayment Penalty Second Lien	11	B	Compliance
Nevada Home Loan (Ability to Repay not Verified)	11	B	Compliance
Texas 50(f)(2) Incidental Cash Out	11	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided Timely)	10	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided Timely)	10	B	Compliance
Maine Prepayment Penalty Second Lien Test	10	B	Compliance
Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified)	9	B	Compliance
Federal HPML 2009 Compliant	9	B	Compliance
TRID Final Closing Disclosure Other Includes Insurance Costs	9	B	Compliance
Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	9	B	Compliance
Rhode Island Home Loan (High Cost Analysis Not In File)	9	B	Compliance
Ohio Consumer Sales Practices Act (Ability to Repay not Verified)	9	B	Compliance
Closing Disclosure: Dates are not in chronological order.	8	B	Compliance
TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	8	B	Compliance
TRID Initial Loan Estimate Timing Electronically Provided	8	B	Compliance
Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)	8	B	Compliance
Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Signed at Closing)	8	B	Compliance
TRID Final Closing Disclosure Product Testing	7	B	Compliance
Nebraska Prepayment Penalty	7	B	Compliance
Kentucky Prepayment Penalty Test	7	B	Compliance
Check Restated Loan Designation Match - QM / ATR	7	B	Compliance
(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	7	B	Compliance
Self-Employed Tax Return Recency - QM	6	B	Compliance
TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	6	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days)	6	B	Compliance
South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	6	B	Compliance

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Colorado Consumer Credit Code (Borrower Written Reason for Loan, Modification, or Refinance Not Provided)	6	B	Compliance
Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided)	6	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed)	6	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Signed)	6	B	Compliance
SAFE Act - Individual LO NMLS license status not approved	5	B	Compliance
West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty)	5	B	Compliance
Self Employed - Minor Negative Income Documentation	5	B	Compliance
South Carolina Home Loan (Impermissible Prepayment Penalty)	5	B	Compliance
South Carolina Prepayment Penalty	5	B	Compliance
South Carolina Consumer Protection Code (Impermissible Prepayment Penalty)	5	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided)	5	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided)	5	B	Compliance
Rhode Island Prepayment Penalty NonPurchase Test	5	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Compliant)	5	B	Compliance
SAFE Act - Individual LO not licensed at time of application	4	B	Compliance
SAFE Act - Individual LO NMLS does not match NMLS	4	B	Compliance
TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	4	B	Compliance
West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees)	4	B	Compliance
Wyoming Uniform Consumer Credit Code (Impermissible Prepayment Penalty)	4	B	Compliance
TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website	4	B	Compliance
TILA NMLSR - Originator Company License Status Not Approved	4	B	Compliance
Final TIL Estimated	4	B	Compliance
North Dakota Prepayment Penalty	4	B	Compliance
TRID Final Closing Disclosure Provided to All Parties Test	4	B	Compliance
Wyoming Uniform Consumer Credit Code (Statement of Rate Not Provided)	4	B	Compliance
Vermont Prepayment Penalty	4	B	Compliance
Colorado Consumer Credit Code (Impermissible Prepayment Penalty)	4	B	Compliance
Notice of Right To Cancel Not Provided to All Required Parties	4	B	Compliance
TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction	4	B	Compliance
Self-Employed Tax Return Recency	4	B	Compliance
Self-Employed Tax Return Recency - ATR	4	B	Compliance
Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided)	4	B	Compliance

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(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value)	4	B	Compliance
TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	3	B	Compliance
TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	3	B	Compliance
Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)	3	B	Compliance
Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely	3	B	Compliance
(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	3	B	Compliance
TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018	3	B	Compliance
TRID Final Closing Disclosure Esign Consent Agreement Timing	3	B	Compliance
Right of Rescission Timing - Receipt Date Missing	3	B	Compliance
TRID Final Closing Disclosure Property Taxes Included In Escrow	3	B	Compliance
TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	3	B	Compliance
Minnesota Tangible Net Benefit Disclosure	3	B	Compliance
(State HPML) Connecticut Non-Prime Home Loan (APR Exceeds Non-Prime Threshold)	2	B	Compliance
West Virginia Prepay Penalty	2	B	Compliance
Indiana Prepayment Penalty Second Lien Testing	2	B	Compliance
TRID Final Closing Disclosure Will Not Have Escrow - Reason	2	B	Compliance
TIL HPML Appraisal Disclosure - HPML Timing	2	B	Compliance
Missing Initial Loan Application Testing	2	B	Compliance
NMLS - Missing Evidence of Initial Loan Application Date	2	B	Compliance
2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	2	B	Compliance
Wyoming Uniform Consumer Credit Code (Charge for Insurance without Meeting Required Conditions)	2	B	Compliance
Notice of Right to Cancel Missing	2	B	Compliance
TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	2	B	Compliance
Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely)	2	B	Compliance
TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018	2	B	Compliance
TRID Loan Estimate Seven Day Waiting Period	2	B	Compliance
Massachusetts Mortgage Lender and Broker Regulation (Impermissible Prepayment Penalty)	1	B	Compliance
SAFE Act - LO Company not licensed at time of application	1	B	Compliance
SAFE Act - NMLS Info Not in File	1	B	Compliance
(State HPML Disclosure) Connecticut Non-Prime Home Loan (Counseling Notice Not Provided)	1	B	Compliance
Federal FACTA Disclosure Timing Test	1	B	Compliance
TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate	1	B	Compliance

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Oregon Prepayment Penalty Loan Agreement	1	B	Compliance
(County High Cost) Cook County Threshold Loan (Calculated APR/Rate)	1	B	Compliance
Commission Paystub Recency	1	B	Compliance
TRID Final Closing Disclosure Amount Financed Test	1	B	Compliance
TILA NMLSR - Originator Company Not Licensed at time of Application	1	B	Compliance
TRID Final Closing Disclosure Finance Charge	1	B	Compliance
Ohio Consumer Sales Practices Act (Default Rate Increase)	1	B	Compliance
New York Prepayment Penalty Junior Lien	1	B	Compliance
Incomplete Document: Right to Cancel (RTC) is incomplete	1	B	Compliance
Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed)	1	B	Compliance
TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	1	B	Compliance
TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	1	B	Compliance
Prepayment Penalty Discrepancy	1	B	Compliance
Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	1	B	Compliance
TRID Final Closing Disclosure Principal and Interest Change After Closing Testing	1	B	Compliance
(State HPML Provision) Connecticut Non-Prime Home Loan (Impermissible Prepayment Penalty)	1	B	Compliance
Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided)	1	B	Compliance
Nevada Home Loan (Prepayment Penalty Financed on Same Lender/Affiliate Refi)	1	B	Compliance
TRID Final Closing Disclosure Estimated Total Minimum Payment	1	B	Compliance
District of Columbia Prepayment Penalty	1	B	Compliance
TRID Final Closing Disclosure Security Interest	1	B	Compliance
Massachusetts Prepayment Penalty	1	B	Compliance
TIL HPML Appraisal Disclosure - HPML Status	1	B	Compliance
Notice of Special Flood Hazard Disclosure Missing	1	B	Compliance
Minnesota Tangible Net Benefit Disclosure Signed by Borrower	1	B	Compliance
Rhode Island High Cost Analysis Timing	1	B	Compliance
Ohio CSPA Certification of Counseling Not In File (Zero/Low Rate Refi)	1	B	Compliance
Michigan Consumer Mortgage Protection Act (Borrower Not Charged for Actual Amounts of Third Party Fees)	1	B	Compliance
High Cost Indicator Test	1	B	Compliance
Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)	1	B	Compliance
TRID Final Closing Disclosure Contact Information - Lender	1	B	Compliance
Missing note/terms on senior lien. Subject loan is in second position.	11	C	Credit
Final Title Policy is missing. No evidence of title in file.	5	C	Credit
Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.	1326	B	Credit
Guideline Requirement: Refinance purpose discrepancy.	1271	B	Credit

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FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	199	B	Credit
Insufficient Coverage: Hazard insurance coverage amount is insufficient.	196	B	Credit
FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.	73	B	Credit
Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	55	B	Credit
Hazard Insurance Policy expires within 90 days of the Note Date.	35	B	Credit
Income documentation requirements not met.	14	B	Credit
The verification of employment is required and was not found in file.	10	B	Credit
1003 Error: Citizenship Source Documentation was not provided	8	B	Credit
Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	6	B	Credit
Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.	6	B	Credit
Income Docs Missing:	3	B	Credit
Final Title Policy is missing. No evidence of title in file.	2	B	Credit
The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	2	B	Credit
Borrower has been on current job less than 2 years, and prior employment history was not documented as required.	2	B	Credit
Incomplete Document: 1003 Initial - Lender’s is incomplete	1	B	Credit
1003 Error: # of years at current address was not provided	1	B	Credit
Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.	1	B	Credit
Public Record Issue:	1	B	Credit
AUS/Guideline Findings: All conditions were not met	1	B	Credit
Missing Document: Note Addendum - Prepayment not provided	1	B	Credit
Flood Insurance Policy expires within 90 days of the Note Date.	1	B	Credit
Appraisal is required to be in name of Lender	2	B	Property

Kroll Exceptions	# of Loans	Grade Impact	Exception Type
TRID Initial Closing Disclosure Timing without Waiver	1173	B	Compliance
TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	197	B	Compliance
(State HPML Provision) California Higher-Priced Loan (Impermissible Prepayment Penalty)	197	B	Compliance
(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold) Non-Compliant	197	B	Compliance
Federal HPML 2014 Non Compliant	190	B	Compliance
(TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan)	189	B	Compliance
TIL Higher Priced Mortgage Loan Safe Harbor Test	182	B	Compliance
QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	171	B	Compliance
(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit)	163	B	Compliance

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Check Restated Loan Designation Match - General Ability to Repay	154	B	Compliance
Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	138	B	Compliance
TRID Revised Loan Estimate Timing Before Closing	133	B	Compliance
New Jersey Prepayment Penalty	129	B	Compliance
Final TIL Finance Charge Under Disclosed	125	B	Compliance
(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	118	B	Compliance
Michigan CMPA Home Loan Toolkit Status	107	B	Compliance
Pennsylvania Prepayment Penalty Junior Lien	92	B	Compliance
New York Subprime Home Loan Threshold Fixed Non-Compliant	89	B	Compliance
(State HPML Provision) New York Subprime Loan (Escrow Not Established)	85	B	Compliance
Illinois Prepayment Penalty 2008 Test	77	B	Compliance
Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided Timely)	75	B	Compliance
TILA NMLSR - Individual Originator License Status Not Approved	72	B	Compliance
TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	66	B	Compliance
Washington Prepayment Penalty Junior Lien	65	B	Compliance
TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	51	B	Compliance
Massachusetts HPML Threshold Test Compliant	48	B	Compliance
Missing Document: Missing Lender’s Initial 1003	44	B	Compliance
(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	43	B	Compliance
(State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	40	B	Compliance
Final TIL APR Under/Over Disclosed By Greater Than 0.125%	39	B	Compliance
Alabama Prepayment Penalty	39	B	Compliance
TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	35	B	Compliance
TRID Loan Estimate Timing	34	B	Compliance
TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	30	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage)	29	B	Compliance
Utah Prepayment Penalty Test	27	B	Compliance
QM Employment History - Current Employment Documentation lacks Date Info	27	B	Compliance
TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	26	B	Compliance
TRID Interim Closing Disclosure Timing Test	24	B	Compliance
Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application	24	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)	21	B	Compliance
Illinois Prepayment Penalty	20	B	Compliance
Kansas Prepayment Penalty	20	B	Compliance

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TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	20	B	Compliance
Notice of Special Flood Hazard Disclosure Not Provided Timely	18	B	Compliance
Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided)	17	B	Compliance
(Missing Data) Last Rate Set Date	17	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided within Three Days of Application)	15	B	Compliance
Idaho Prepayment Penalty Second Lien Test	13	B	Compliance
(State HPML Provision) New York Subprime Loan (Ability to Repay not Verified)	13	B	Compliance
TRID Final Closing Disclosure Will Have Escrow Account	13	B	Compliance
TRID Final Closing Disclosure Will Not Have Escrow Account	13	B	Compliance
New Mexico Home Loan (Impermissible Prepayment Penalty)	13	B	Compliance
(TX50(a)(6)) Texas Cash-out Loan (Other Debt)	13	B	Compliance
Property Type Not Provided	12	B	Compliance
Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement)	12	B	Compliance
Oregon Prepayment Penalty Max Prepay	12	B	Compliance
TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File	12	B	Compliance
Michigan Prepayment Penalty Second Lien	11	B	Compliance
Nevada Home Loan (Ability to Repay not Verified)	11	B	Compliance
Texas 50(f)(2) Incidental Cash Out	11	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided Timely)	10	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided Timely)	10	B	Compliance
Maine Prepayment Penalty Second Lien Test	10	B	Compliance
Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified)	9	B	Compliance
Federal HPML 2009 Compliant	9	B	Compliance
TRID Final Closing Disclosure Other Includes Insurance Costs	9	B	Compliance
Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	9	B	Compliance
Rhode Island Home Loan (High Cost Analysis Not In File)	9	B	Compliance
Ohio Consumer Sales Practices Act (Ability to Repay not Verified)	9	B	Compliance
Closing Disclosure: Dates are not in chronological order.	8	B	Compliance
TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	8	B	Compliance
TRID Initial Loan Estimate Timing Electronically Provided	8	B	Compliance
Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)	8	B	Compliance
Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Signed at Closing)	8	B	Compliance
TRID Final Closing Disclosure Product Testing	7	B	Compliance
Nebraska Prepayment Penalty	7	B	Compliance

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Kentucky Prepayment Penalty Test	7	B	Compliance
Check Restated Loan Designation Match - QM / ATR	7	B	Compliance
(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	7	B	Compliance
Self-Employed Tax Return Recency - QM	6	B	Compliance
TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	6	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days)	6	B	Compliance
South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	6	B	Compliance
Colorado Consumer Credit Code (Borrower Written Reason for Loan, Modification, or Refinance Not Provided)	6	B	Compliance
Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided)	6	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed)	6	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Signed)	6	B	Compliance
SAFE Act - Individual LO NMLS license status not approved	5	B	Compliance
West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty)	5	B	Compliance
Self Employed - Minor Negative Income Documentation	5	B	Compliance
South Carolina Home Loan (Impermissible Prepayment Penalty)	5	B	Compliance
South Carolina Prepayment Penalty	5	B	Compliance
South Carolina Consumer Protection Code (Impermissible Prepayment Penalty)	5	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided)	5	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided)	5	B	Compliance
Rhode Island Prepayment Penalty NonPurchase Test	5	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Compliant)	5	B	Compliance
SAFE Act - Individual LO not licensed at time of application	4	B	Compliance
SAFE Act - Individual LO NMLS does not match NMLS	4	B	Compliance
TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	4	B	Compliance
West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees)	4	B	Compliance
Wyoming Uniform Consumer Credit Code (Impermissible Prepayment Penalty)	4	B	Compliance
TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website	4	B	Compliance
TILA NMLSR - Originator Company License Status Not Approved	4	B	Compliance
Final TIL Estimated	4	B	Compliance
North Dakota Prepayment Penalty	4	B	Compliance
TRID Final Closing Disclosure Provided to All Parties Test	4	B	Compliance
Wyoming Uniform Consumer Credit Code (Statement of Rate Not Provided)	4	B	Compliance

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Vermont Prepayment Penalty	4	B	Compliance
Colorado Consumer Credit Code (Impermissible Prepayment Penalty)	4	B	Compliance
Notice of Right To Cancel Not Provided to All Required Parties	4	B	Compliance
TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction	4	B	Compliance
Self-Employed Tax Return Recency	4	B	Compliance
Self-Employed Tax Return Recency - ATR	4	B	Compliance
Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided)	4	B	Compliance
(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value)	4	B	Compliance
TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	3	B	Compliance
TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	3	B	Compliance
Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)	3	B	Compliance
Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely	3	B	Compliance
(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	3	B	Compliance
TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018	3	B	Compliance
TRID Final Closing Disclosure Esign Consent Agreement Timing	3	B	Compliance
Right of Rescission Timing - Receipt Date Missing	3	B	Compliance
TRID Final Closing Disclosure Property Taxes Included In Escrow	3	B	Compliance
TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	3	B	Compliance
Minnesota Tangible Net Benefit Disclosure	3	B	Compliance
(State HPML) Connecticut Non-Prime Home Loan (APR Exceeds Non-Prime Threshold)	2	B	Compliance
West Virginia Prepay Penalty	2	B	Compliance
Indiana Prepayment Penalty Second Lien Testing	2	B	Compliance
TRID Final Closing Disclosure Will Not Have Escrow - Reason	2	B	Compliance
TIL HPML Appraisal Disclosure - HPML Timing	2	B	Compliance
Missing Initial Loan Application Testing	2	B	Compliance
NMLS - Missing Evidence of Initial Loan Application Date	2	B	Compliance
2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	2	B	Compliance
Wyoming Uniform Consumer Credit Code (Charge for Insurance without Meeting Required Conditions)	2	B	Compliance
Notice of Right to Cancel Missing	2	B	Compliance
TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	2	B	Compliance
Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely)	2	B	Compliance
TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018	2	B	Compliance
TRID Loan Estimate Seven Day Waiting Period	2	B	Compliance

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Massachusetts Mortgage Lender and Broker Regulation (Impermissible Prepayment Penalty)	1	B	Compliance
SAFE Act - LO Company not licensed at time of application	1	B	Compliance
SAFE Act - NMLS Info Not in File	1	B	Compliance
(State HPML Disclosure) Connecticut Non-Prime Home Loan (Counseling Notice Not Provided)	1	B	Compliance
Federal FACTA Disclosure Timing Test	1	B	Compliance
TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate	1	B	Compliance
Oregon Prepayment Penalty Loan Agreement	1	B	Compliance
(County High Cost) Cook County Threshold Loan (Calculated APR/Rate)	1	B	Compliance
Commission Paystub Recency	1	B	Compliance
TRID Final Closing Disclosure Amount Financed Test	1	B	Compliance
TILA NMLSR - Originator Company Not Licensed at time of Application	1	B	Compliance
TRID Final Closing Disclosure Finance Charge	1	B	Compliance
Ohio Consumer Sales Practices Act (Default Rate Increase)	1	B	Compliance
New York Prepayment Penalty Junior Lien	1	B	Compliance
Incomplete Document: Right to Cancel (RTC) is incomplete	1	B	Compliance
Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed)	1	B	Compliance
TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	1	B	Compliance
TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	1	B	Compliance
Prepayment Penalty Discrepancy	1	B	Compliance
Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	1	B	Compliance
TRID Final Closing Disclosure Principal and Interest Change After Closing Testing	1	B	Compliance
(State HPML Provision) Connecticut Non-Prime Home Loan (Impermissible Prepayment Penalty)	1	B	Compliance
Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided)	1	B	Compliance
Nevada Home Loan (Prepayment Penalty Financed on Same Lender/Affiliate Refi)	1	B	Compliance
TRID Final Closing Disclosure Estimated Total Minimum Payment	1	B	Compliance
District of Columbia Prepayment Penalty	1	B	Compliance
TRID Final Closing Disclosure Security Interest	1	B	Compliance
Massachusetts Prepayment Penalty	1	B	Compliance
TIL HPML Appraisal Disclosure - HPML Status	1	B	Compliance
Notice of Special Flood Hazard Disclosure Missing	1	B	Compliance
Minnesota Tangible Net Benefit Disclosure Signed by Borrower	1	B	Compliance
Rhode Island High Cost Analysis Timing	1	B	Compliance
Ohio CSPA Certification of Counseling Not In File (Zero/Low Rate Refi)	1	B	Compliance
Michigan Consumer Mortgage Protection Act (Borrower Not Charged for Actual Amounts of Third Party Fees)	1	B	Compliance

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High Cost Indicator Test	1	B	Compliance
Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)	1	B	Compliance
TRID Final Closing Disclosure Contact Information - Lender	1	B	Compliance
Missing note/terms on senior lien. Subject loan is in second position.	11	C	Credit
Final Title Policy is missing. No evidence of title in file.	5	C	Credit
Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.	1326	B	Credit
Guideline Requirement: Refinance purpose discrepancy.	1271	B	Credit
FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	199	B	Credit
Insufficient Coverage: Hazard insurance coverage amount is insufficient.	196	B	Credit
FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.	73	B	Credit
Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	55	B	Credit
Hazard Insurance Policy expires within 90 days of the Note Date.	35	B	Credit
Income documentation requirements not met.	14	B	Credit
The verification of employment is required and was not found in file.	10	B	Credit
1003 Error: Citizenship Source Documentation was not provided	8	B	Credit
Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	6	B	Credit
Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.	6	B	Credit
Income Docs Missing:	3	B	Credit
Final Title Policy is missing. No evidence of title in file.	2	B	Credit
The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	2	B	Credit
Borrower has been on current job less than 2 years, and prior employment history was not documented as required.	2	B	Credit
Incomplete Document: 1003 Initial - Lender’s is incomplete	1	B	Credit
1003 Error: # of years at current address was not provided	1	B	Credit
Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.	1	B	Credit
Public Record Issue:	1	B	Credit
AUS/Guideline Findings: All conditions were not met	1	B	Credit
Missing Document: Note Addendum - Prepayment not provided	1	B	Credit
Flood Insurance Policy expires within 90 days of the Note Date.	1	B	Credit
Appraisal is required to be in name of Lender	2	B	Property

DBRS Exceptions	# of Loans	Grade Impact	Exception Type
TRID Initial Closing Disclosure Timing without Waiver	1173	B	Compliance
TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	197	B	Compliance
(State HPML Provision) California Higher-Priced Loan (Impermissible Prepayment Penalty)	197	B	Compliance

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(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold) Non-Compliant	197	B	Compliance
Federal HPML 2014 Non Compliant	190	B	Compliance
(TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan)	189	B	Compliance
TIL Higher Priced Mortgage Loan Safe Harbor Test	182	B	Compliance
QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	171	B	Compliance
(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit)	163	B	Compliance
Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	138	B	Compliance
TRID Revised Loan Estimate Timing Before Closing	133	B	Compliance
New Jersey Prepayment Penalty	129	B	Compliance
Final TIL Finance Charge Under Disclosed	125	B	Compliance
(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	118	B	Compliance
Michigan CMPA Home Loan Toolkit Status	107	B	Compliance
Pennsylvania Prepayment Penalty Junior Lien	92	B	Compliance
New York Subprime Home Loan Threshold Fixed Non-Compliant	89	B	Compliance
(State HPML Provision) New York Subprime Loan (Escrow Not Established)	85	B	Compliance
Illinois Prepayment Penalty 2008 Test	77	B	Compliance
Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided Timely)	75	B	Compliance
TILA NMLSR - Individual Originator License Status Not Approved	72	B	Compliance
TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	66	B	Compliance
Washington Prepayment Penalty Junior Lien	65	B	Compliance
TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	51	B	Compliance
Massachusetts HPML Threshold Test Compliant	48	B	Compliance
Missing Document: Missing Lender’s Initial 1003	44	B	Compliance
(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	43	B	Compliance
(State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	40	B	Compliance
Final TIL APR Under/Over Disclosed By Greater Than 0.125%	39	B	Compliance
Alabama Prepayment Penalty	39	B	Compliance
TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	35	B	Compliance
TRID Loan Estimate Timing	34	B	Compliance
TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	30	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage)	29	B	Compliance
Utah Prepayment Penalty Test	27	B	Compliance
QM Employment History - Current Employment Documentation lacks Date Info	27	B	Compliance

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TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	26	B	Compliance
TRID Interim Closing Disclosure Timing Test	24	B	Compliance
Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application	24	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)	21	B	Compliance
Illinois Prepayment Penalty	20	B	Compliance
Kansas Prepayment Penalty	20	B	Compliance
TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	20	B	Compliance
Notice of Special Flood Hazard Disclosure Not Provided Timely	18	B	Compliance
Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided)	17	B	Compliance
(Missing Data) Last Rate Set Date	17	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided within Three Days of Application)	15	B	Compliance
Idaho Prepayment Penalty Second Lien Test	13	B	Compliance
(State HPML Provision) New York Subprime Loan (Ability to Repay not Verified)	13	B	Compliance
TRID Final Closing Disclosure Will Have Escrow Account	13	B	Compliance
TRID Final Closing Disclosure Will Not Have Escrow Account	13	B	Compliance
New Mexico Home Loan (Impermissible Prepayment Penalty)	13	B	Compliance
(TX50(a)(6)) Texas Cash-out Loan (Other Debt)	13	B	Compliance
Property Type Not Provided	12	B	Compliance
Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement)	12	B	Compliance
Oregon Prepayment Penalty Max Prepay	12	B	Compliance
TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File	12	B	Compliance
Michigan Prepayment Penalty Second Lien	11	B	Compliance
Nevada Home Loan (Ability to Repay not Verified)	11	B	Compliance
Texas 50(f)(2) Incidental Cash Out	11	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided Timely)	10	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided Timely)	10	B	Compliance
Maine Prepayment Penalty Second Lien Test	10	B	Compliance
Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified)	9	B	Compliance
Federal HPML 2009 Compliant	9	B	Compliance
TRID Final Closing Disclosure Other Includes Insurance Costs	9	B	Compliance
Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	9	B	Compliance
Rhode Island Home Loan (High Cost Analysis Not In File)	9	B	Compliance
Ohio Consumer Sales Practices Act (Ability to Repay not Verified)	9	B	Compliance
Closing Disclosure: Dates are not in chronological order.	8	B	Compliance

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TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	8	B	Compliance
TRID Initial Loan Estimate Timing Electronically Provided	8	B	Compliance
Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)	8	B	Compliance
Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Signed at Closing)	8	B	Compliance
TRID Final Closing Disclosure Product Testing	7	B	Compliance
Nebraska Prepayment Penalty	7	B	Compliance
Kentucky Prepayment Penalty Test	7	B	Compliance
(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	7	B	Compliance
Self-Employed Tax Return Recency - QM	6	B	Compliance
TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	6	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days)	6	B	Compliance
South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	6	B	Compliance
Colorado Consumer Credit Code (Borrower Written Reason for Loan, Modification, or Refinance Not Provided)	6	B	Compliance
Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided)	6	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed)	6	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Signed)	6	B	Compliance
SAFE Act - Individual LO NMLS license status not approved	5	B	Compliance
West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty)	5	B	Compliance
Self Employed - Minor Negative Income Documentation	5	B	Compliance
South Carolina Home Loan (Impermissible Prepayment Penalty)	5	B	Compliance
South Carolina Prepayment Penalty	5	B	Compliance
South Carolina Consumer Protection Code (Impermissible Prepayment Penalty)	5	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided)	5	B	Compliance
Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided)	5	B	Compliance
Rhode Island Prepayment Penalty NonPurchase Test	5	B	Compliance
(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Compliant)	5	B	Compliance
SAFE Act - Individual LO not licensed at time of application	4	B	Compliance
SAFE Act - Individual LO NMLS does not match NMLS	4	B	Compliance
TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	4	B	Compliance
West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees)	4	B	Compliance
Wyoming Uniform Consumer Credit Code (Impermissible Prepayment Penalty)	4	B	Compliance

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TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website	4	B	Compliance
TILA NMLSR - Originator Company License Status Not Approved	4	B	Compliance
Final TIL Estimated	4	B	Compliance
North Dakota Prepayment Penalty	4	B	Compliance
TRID Final Closing Disclosure Provided to All Parties Test	4	B	Compliance
Wyoming Uniform Consumer Credit Code (Statement of Rate Not Provided)	4	B	Compliance
Vermont Prepayment Penalty	4	B	Compliance
Colorado Consumer Credit Code (Impermissible Prepayment Penalty)	4	B	Compliance
Notice of Right To Cancel Not Provided to All Required Parties	4	B	Compliance
TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction	4	B	Compliance
Self-Employed Tax Return Recency	4	B	Compliance
Self-Employed Tax Return Recency - ATR	4	B	Compliance
Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided)	4	B	Compliance
(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value)	4	B	Compliance
TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	3	B	Compliance
TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	3	B	Compliance
Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)	3	B	Compliance
Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely	3	B	Compliance
(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	3	B	Compliance
TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018	3	B	Compliance
TRID Final Closing Disclosure Esign Consent Agreement Timing	3	B	Compliance
Right of Rescission Timing - Receipt Date Missing	3	B	Compliance
TRID Final Closing Disclosure Property Taxes Included In Escrow	3	B	Compliance
TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	3	B	Compliance
Minnesota Tangible Net Benefit Disclosure	3	B	Compliance
(State HPML) Connecticut Non-Prime Home Loan (APR Exceeds Non-Prime Threshold)	2	B	Compliance
West Virginia Prepay Penalty	2	B	Compliance
Indiana Prepayment Penalty Second Lien Testing	2	B	Compliance
TRID Final Closing Disclosure Will Not Have Escrow - Reason	2	B	Compliance
TIL HPML Appraisal Disclosure - HPML Timing	2	B	Compliance
Missing Initial Loan Application Testing	2	B	Compliance
NMLS - Missing Evidence of Initial Loan Application Date	2	B	Compliance
2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	2	B	Compliance

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Wyoming Uniform Consumer Credit Code (Charge for Insurance without Meeting Required Conditions)	2	B	Compliance
Notice of Right to Cancel Missing	2	B	Compliance
TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	2	B	Compliance
Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely)	2	B	Compliance
TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018	2	B	Compliance
TRID Loan Estimate Seven Day Waiting Period	2	B	Compliance
Massachusetts Mortgage Lender and Broker Regulation (Impermissible Prepayment Penalty)	1	B	Compliance
SAFE Act - LO Company not licensed at time of application	1	B	Compliance
SAFE Act - NMLS Info Not in File	1	B	Compliance
(State HPML Disclosure) Connecticut Non-Prime Home Loan (Counseling Notice Not Provided)	1	B	Compliance
Federal FACTA Disclosure Timing Test	1	B	Compliance
TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate	1	B	Compliance
Oregon Prepayment Penalty Loan Agreement	1	B	Compliance
(County High Cost) Cook County Threshold Loan (Calculated APR/Rate)	1	B	Compliance
Commission Paystub Recency	1	B	Compliance
TRID Final Closing Disclosure Amount Financed Test	1	B	Compliance
TILA NMLSR - Originator Company Not Licensed at time of Application	1	B	Compliance
TRID Final Closing Disclosure Finance Charge	1	B	Compliance
Ohio Consumer Sales Practices Act (Default Rate Increase)	1	B	Compliance
New York Prepayment Penalty Junior Lien	1	B	Compliance
Incomplete Document: Right to Cancel (RTC) is incomplete	1	B	Compliance
Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed)	1	B	Compliance
TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	1	B	Compliance
TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	1	B	Compliance
Prepayment Penalty Discrepancy	1	B	Compliance
Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	1	B	Compliance
TRID Final Closing Disclosure Principal and Interest Change After Closing Testing	1	B	Compliance
(State HPML Provision) Connecticut Non-Prime Home Loan (Impermissible Prepayment Penalty)	1	B	Compliance
Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided)	1	B	Compliance
Nevada Home Loan (Prepayment Penalty Financed on Same Lender/Affiliate Refi)	1	B	Compliance
TRID Final Closing Disclosure Estimated Total Minimum Payment	1	B	Compliance
District of Columbia Prepayment Penalty	1	B	Compliance
TRID Final Closing Disclosure Security Interest	1	B	Compliance

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Massachusetts Prepayment Penalty	1	B	Compliance
TIL HPML Appraisal Disclosure - HPML Status	1	B	Compliance
Notice of Special Flood Hazard Disclosure Missing	1	B	Compliance
Minnesota Tangible Net Benefit Disclosure Signed by Borrower	1	B	Compliance
Rhode Island High Cost Analysis Timing	1	B	Compliance
Ohio CSPA Certification of Counseling Not In File (Zero/Low Rate Refi)	1	B	Compliance
Michigan Consumer Mortgage Protection Act (Borrower Not Charged for Actual Amounts of Third Party Fees)	1	B	Compliance
High Cost Indicator Test	1	B	Compliance
Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)	1	B	Compliance
TRID Final Closing Disclosure Contact Information - Lender	1	B	Compliance
Missing note/terms on senior lien. Subject loan is in second position.	11	C	Credit
Final Title Policy is missing. No evidence of title in file.	5	C	Credit
Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.	1326	B	Credit
Guideline Requirement: Refinance purpose discrepancy.	1271	B	Credit
FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	199	B	Credit
Insufficient Coverage: Hazard insurance coverage amount is insufficient.	196	B	Credit
FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.	73	B	Credit
Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:	55	B	Credit
Hazard Insurance Policy expires within 90 days of the Note Date.	35	B	Credit
Income documentation requirements not met.	14	B	Credit
The verification of employment is required and was not found in file.	10	B	Credit
1003 Error: Citizenship Source Documentation was not provided	8	B	Credit
Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	6	B	Credit
Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.	6	B	Credit
Income Docs Missing:	3	B	Credit
Final Title Policy is missing. No evidence of title in file.	2	B	Credit
The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	2	B	Credit
Borrower has been on current job less than 2 years, and prior employment history was not documented as required.	2	B	Credit
Incomplete Document: 1003 Initial - Lender’s is incomplete	1	B	Credit
1003 Error: # of years at current address was not provided	1	B	Credit
Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.	1	B	Credit
Public Record Issue:	1	B	Credit
AUS/Guideline Findings: All conditions were not met	1	B	Credit
Missing Document: Note Addendum - Prepayment not provided	1	B	Credit
Flood Insurance Policy expires within 90 days of the Note Date.	1	B	Credit

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Loan is to be securitized. A secondary AVM was provided with FSD > 0.20, and its value supports the “Use for LTV” value. Sec ID: 373	3	B	Property
Appraisal is required to be in name of Lender	2	B	Property

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